UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                          as of March 31, 2017 (Unaudited)

Deutsche Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 72.7%
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	1,926,191	22,035,630
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	2,179,614	20,422,979
Deutsche Floating Rate Fund "Institutional" (a)	1,808,303	15,153,581
Deutsche Global Inflation Fund "Institutional" (a)	2,350,900	23,673,559
Deutsche Global Infrastructure Fund "Institutional" (a)	1,131,881	16,208,534
Deutsche Global Real Estate Securities Fund "Institutional" (a)	162,885	1,421,983
Deutsche Real Estate Securities Fund "Institutional" (a)	448,256	9,027,867
Total Mutual Funds (Cost $111,424,547)		107,944,133
Equity - Exchange-Traded Fund 12.5%
SPDR Bloomberg Barclays Convertible Securities (Cost $17,211,935)	386,573	18,594,161
Fixed Income - Exchange-Traded Funds 9.4%
VanEck Vectors JPMorgan EM Local Currency Bond	581,098	10,756,124
WisdomTree Emerging Markets Local Debt	85,632	3,218,907
Total Fixed Income - Exchange-Traded Funds (Cost $14,210,011)		13,975,031
Cash Equivalents 5.4%
Deutsche Central Cash Management Government Fund, 0.74% (a) (b) (Cost $7,980,132)	7,980,132	7,980,132
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $150,826,625) †	100.0	148,493,457
Other Assets and Liabilities, Net	0.0	(59,471)
Net Assets	100.0	148,433,986

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $152,626,049. At March 31, 2017, net unrealized depreciation for all securities based on tax cost was $4,132,592. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,972,869 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,105,461.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.
EM: Emerging Markets
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2017 is as follows:

Affiliate	Value ($) at December 31, 2016	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at March 31, 2017
Deutsche Enhanced Commodity Strategy Fund	18,836,483	3,912,399	—	—	20,399	—	22,035,630
Deutsche Enhanced Emerging Markets Fixed Income Fund	20,632,739	1,170,748	1,939,000	246,134	176,748	—	20,422,979
Deutsche Floating Rate Fund	12,592,284	2,680,039	—	—	172,039	—	15,153,581
Deutsche Global Inflation Fund	18,478,680	4,990,000	—	—	—	—	23,673,559
Deutsche Global Infrastructure Fund	12,207,777	3,140,236	—	—	52,236	—	16,208,534
Deutsche Global Real Estate Securities Fund	422,249	996,000	—	—	—	—	1,421,983
Deutsche Real Estate Securities Fund	6,637,281	2,394,005	—	—	43,005	—	9,027,867
Central Cash Management Fund	18,239,998	14,027,414	24,287,280	—	20,660	—	7,980,132
Total	108,047,491	33,310,841	26,226,280	246,134	485,087	—	115,924,265

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$107,944,133	$—	$—	$107,944,133
Equity - Exchange-Traded Fund	18,594,161	—	—	18,594,161
Fixed Income - Exchange-Traded Funds	13,975,031	—	—	13,975,031
Short-Term Investments (c)	7,980,132	—	—	7,980,132
Total	$148,493,457	$—	$—	$148,493,457

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(c)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2017 (Unaudited)

Deutsche Global Equity VIP

	Shares	Value ($)
Common Stocks 98.7%
Australia 1.1%
Australia & New Zealand Banking Group Ltd. (Cost $434,670)	19,800	481,347
Canada 7.9%
Agnico Eagle Mines Ltd.	25,500	1,082,220
Alimentation Couche-Tard, Inc. "B"	16,600	749,955
Brookfield Asset Management, Inc. "A"	33,000	1,202,279
Toronto-Dominion Bank	11,100	555,981
(Cost $2,623,167)		3,590,435
China 1.2%
Tencent Holdings Ltd. (Cost $427,910)	18,400	527,507
Finland 1.8%
Sampo Oyj "A" (Cost $824,246)	17,500	830,024
Germany 5.2%
Allianz SE (Registered)	4,400	815,099
BASF SE	3,000	297,381
Fresenius Medical Care AG & Co. KGaA	15,000	1,264,958
(Cost $1,871,421)		2,377,438
Hong Kong 0.6%
AIA Group Ltd. (Cost $246,513)	41,400	261,031
Ireland 1.6%
Kerry Group PLC "A" (a)	1,579	124,954
Kerry Group PLC "A" (a)	7,921	622,774
(Cost $660,575)		747,728
Israel 1.1%
Mobileye NV* (b) (Cost $317,737)	8,000	491,200
Japan 1.4%
Japan Tobacco, Inc. (Cost $671,353)	20,000	649,960
Luxembourg 1.4%
Eurofins Scientific (Cost $331,302)	1,500	652,641
Malaysia 0.6%
IHH Healthcare Bhd. (Cost $277,346)	213,000	288,781
Mexico 0.9%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $398,597)	4,400	389,488
Netherlands 0.5%
Patheon NV* (b) (Cost $212,555)	8,200	215,988
Norway 0.4%
Marine Harvest ASA* (Cost $143,938)	12,600	192,092
Philippines 0.7%
Universal Robina Corp. (Cost $459,003)	100,000	325,860
Sweden 3.4%
Assa Abloy AB "B"	32,000	658,167
Hennes & Mauritz AB "B"	10,600	270,895
Svenska Cellulosa AB "B"	18,400	593,439
(Cost $1,348,348)		1,522,501
Switzerland 7.3%
Comet Holding AG (Registered)*	260	317,196
Lonza Group AG (Registered)*	3,100	586,173
Nestle SA (Registered)	12,015	921,832
Roche Holding AG (Genusschein)	3,700	944,901
u-blox Holding AG*	2,500	550,342
(Cost $2,419,277)		3,320,444
United Kingdom 6.1%
Aon PLC (b)	8,000	949,520
Compass Group PLC	40,000	754,747
Halma PLC	43,000	551,677
Spirax-Sarco Engineering PLC	8,300	495,932
(Cost $2,239,428)		2,751,876
United States 55.5%
A.O. Smith Corp.	7,000	358,120
Acadia Healthcare Co., Inc.* (c)	12,000	523,200
Activision Blizzard, Inc.	16,943	844,778
Allergan PLC	2,700	645,084
Alliance Data Systems Corp.	2,000	498,000
Alphabet, Inc. "A"*	880	746,064
American Express Co.	5,900	466,749
AMETEK, Inc.	13,000	703,040
Amphenol Corp. "A"	19,300	1,373,581
Apple, Inc.	6,500	933,790
Applied Materials, Inc.	23,370	909,093
Biogen, Inc.*	850	232,407
Bristol-Myers Squibb Co.	9,000	489,420
CBRE Group, Inc. "A"*	7,100	247,009
Celgene Corp.*	8,500	1,057,655
CVS Health Corp.	5,600	439,600
Danaher Corp.	9,500	812,535
Dollar General Corp.	3,100	216,163
Ecolab, Inc.	5,000	626,700
EOG Resources, Inc.	6,100	595,055
EPAM Systems, Inc.*	4,900	370,048
Evolent Health, Inc. "A"*	13,600	303,280
Exxon Mobil Corp.	6,200	508,462
Facebook, Inc. "A"*	4,230	600,871
Fidelity National Information Services, Inc.	4,500	358,290
General Electric Co.	16,500	491,700
JPMorgan Chase & Co.	10,300	904,752
L Brands, Inc.	3,000	141,300
LKQ Corp.*	14,000	409,780
Marcus & Millichap, Inc.*	8,691	213,625
Mastercard, Inc. "A"	10,500	1,180,935
Mead Johnson Nutrition Co.	6,200	552,296
Noble Energy, Inc.	14,700	504,798
Progressive Corp.	21,500	842,370
Schlumberger Ltd.	8,500	663,850
Scotts Miracle-Gro Co.	5,000	466,950
T-Mobile U.S., Inc.*	13,000	839,670
Time Warner, Inc.	8,500	830,535
TJX Companies, Inc.	9,600	759,168
Union Pacific Corp.	3,500	370,720
United Technologies Corp.	4,000	448,840
Zoetis, Inc.	13,200	704,484
(Cost $20,822,618)		25,184,767
Total Common Stocks (Cost $36,730,004)		44,801,108
Preferred Stock 0.7%
Germany
Draegerwerk AG & Co. KGaA (Cost $214,962)	3,000	308,454
Securities Lending Collateral 0.1%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (d) (e) (Cost $62,650)	62,650	62,650
Cash Equivalents 0.4%
Deutsche Central Cash Management Government Fund, 0.74% (d) (Cost $160,424)	160,424	160,424
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $37,168,040) †	99.9	45,332,636
Other Assets and Liabilities, Net	0.1	67,530
Net Assets	100.0	45,400,166

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $37,269,736. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $8,062,900. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,202,839 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,139,939.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Listed on the New York Stock Exchange.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $61,040, which is 0.1% of net assets.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At March 31, 2017 the Deutsche Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Information Technology	10,253,372	22.7%
Health Care	9,029,961	20.0%
Financials	7,309,152	16.2%
Consumer Staples	5,562,250	12.3%
Industrials	3,526,519	7.8%
Consumer Discretionary	3,382,588	7.5%
Materials	2,473,251	5.5%
Energy	2,272,165	5.1%
Telecommunication Services	839,670	1.9%
Real Estate	460,634	1.0%
Total	45,109,562	100.0%
Sector diversification is subject to change.

 Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level

1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$481,347	$—	$—	$481,347
Canada	3,590,435	—	—	3,590,435
China	527,507	—	—	527,507
Finland	830,024	—	—	830,024
Germany	2,377,438	—	—	2,377,438
Hong Kong	261,031	—	—	261,031
Ireland	747,728	—	—	747,728
Israel	491,200	—	—	491,200
Japan	649,960	—	—	649,960
Luxembourg	652,641	—	—	652,641
Malaysia	288,781	—	—	288,781
Mexico	389,488	—	—	389,488
Netherlands	215,988	—	—	215,988
Norway	192,092	—	—	192,092
Philippines	325,860	—	—	325,860
Sweden	1,522,501	—	—	1,522,501
Switzerland	3,320,444	—	—	3,320,444
United Kingdom	2,751,876	—	—	2,751,876
United States	25,184,767	—	—	25,184,767
Preferred Stock	308,454	—	—	308,454
Short-Term Investments (f)	223,074	—	—	223,074
Total	$45,332,636	$—	$—	$45,332,636

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended March 31, 2017, the amount of the transfers between Level 2 and Level 1 was $14,288,164.
(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2017 (Unaudited)

Deutsche Global Growth VIP

	Shares	Value ($)
Common Stocks 97.4%
Australia 1.3%
Australia & New Zealand Banking Group Ltd. (Cost $326,112)	14,500	352,502
Canada 6.1%
Agnico Eagle Mines Ltd.	11,000	466,684
Alimentation Couche-Tard, Inc. "B"	7,500	338,835
Brookfield Asset Management, Inc. "A"	15,734	573,232
Toronto-Dominion Bank	6,700	335,592
(Cost $1,285,517)		1,714,343
China 1.5%
Minth Group Ltd.	38,870	156,550
Tencent Holdings Ltd.	9,000	258,020
(Cost $316,822)		414,570
Finland 1.0%
Cramo Oyj	2,641	60,236
Sampo Oyj "A"	4,500	213,435
(Cost $272,658)		273,671
France 0.6%
LVMH Moet Hennessy Louis Vuitton SE (Cost $137,668)	750	164,700
Germany 5.2%
Allianz SE (Registered)	1,700	314,925
BASF SE	1,500	148,691
Continental AG	1,060	232,381
Fresenius Medical Care AG & Co. KGaA	4,730	398,883
Siemens AG (Registered)	2,600	356,140
(Cost $1,241,815)		1,451,020
Hong Kong 1.1%
AIA Group Ltd.	25,000	157,627
Techtronic Industries Co., Ltd.	38,097	154,173
(Cost $267,206)		311,800
Indonesia 0.6%
PT Arwana Citramulia Tbk	621,918	22,309
PT Bank Rakyat Indonesia Persero Tbk	150,000	146,054
(Cost $187,898)		168,363
Ireland 1.2%
Avadel Pharmaceuticals PLC (ADR)*	9,500	91,960
Kerry Group PLC "A"	3,300	259,456
(Cost $354,661)		351,416
Japan 4.7%
Bandai Namco Holdings, Inc.	4,700	140,582
FANUC Corp.	800	163,981
Hoya Corp.	6,200	298,277
KDDI Corp.	8,200	215,220
MISUMI Group, Inc.	7,511	135,742
Murata Manufacturing Co., Ltd.	1,200	170,682
Unicharm Corp.	8,300	198,870
(Cost $1,239,837)		1,323,354
Korea 0.5%
Vieworks Co., Ltd. (Cost $132,359)	2,500	144,192
Luxembourg 0.9%
Eurofins Scientific (Cost $130,977)	600	261,057
Malaysia 0.4%
IHH Healthcare Bhd. (Cost $125,729)	92,000	124,732
Netherlands 1.3%
Core Laboratories NV (a)	1,268	146,479
ING Groep NV	15,400	232,795
(Cost $327,651)		379,274
Norway 0.4%
Marine Harvest ASA* (Cost $82,965)	7,200	109,767
Philippines 0.3%
Universal Robina Corp. (Cost $126,280)	27,000	87,982
Singapore 1.9%
Broadcom Ltd. (b) (Cost $415,414)	2,400	525,504
Sweden 3.0%
Assa Abloy AB "B"	15,000	308,515
Hennes & Mauritz AB "B"	4,800	122,670
Nobina AB 144A	18,000	106,968
Svenska Cellulosa AB "B"	9,300	299,945
(Cost $736,630)		838,098
Switzerland 6.1%
Lonza Group AG (Registered)*	1,500	283,632
Nestle SA (Registered)	6,800	521,719
Novartis AG (Registered)	4,100	304,333
Roche Holding AG (Genusschein)	2,400	612,909
(Cost $1,576,951)		1,722,593
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $285,923)	47,000	292,758
United Kingdom 4.9%
Aon PLC (a)	4,300	510,367
Clinigen Healthcare Ltd.	5,959	59,355
Compass Group PLC	12,400	233,971
Halma PLC	11,000	141,127
Reckitt Benckiser Group PLC	4,600	419,917
(Cost $1,177,032)		1,364,737
United States 53.4%
A.O. Smith Corp.	4,300	219,988
Acadia Healthcare Co., Inc.*	4,500	196,200
Activision Blizzard, Inc.	7,000	349,020
Allergan PLC	1,600	382,272
Alliance Data Systems Corp.	1,200	298,800
Alphabet, Inc. "A"*	860	729,108
Ameriprise Financial, Inc.	1,700	220,456
AMETEK, Inc.	7,200	389,376
Amgen, Inc.	1,300	213,291
Amphenol Corp. "A"	7,000	498,190
Apple, Inc.	4,200	603,372
Biogen, Inc.*	950	259,749
Celgene Corp.*	4,200	522,606
Citigroup, Inc.	5,600	334,992
Colgate-Palmolive Co.	1,900	139,061
Costco Wholesale Corp.	1,500	251,535
Danaher Corp.	3,700	316,461
Ecolab, Inc.	2,400	300,816
EOG Resources, Inc.	3,400	331,670
EPAM Systems, Inc.*	2,800	211,456
Facebook, Inc. "A"*	3,000	426,150
Fiserv, Inc.*	2,600	299,806
General Electric Co.	9,700	289,060
Home Depot, Inc.	2,100	308,343
Jack in the Box, Inc.	2,200	223,784
JPMorgan Chase & Co.	5,300	465,552
L Brands, Inc.	2,900	136,590
Marsh & McLennan Companies, Inc.	4,300	317,727
Mastercard, Inc. "A"	3,700	416,139
Mead Johnson Nutrition Co.	2,600	231,608
Microsoft Corp.	3,600	237,096
NIKE, Inc. "B"	3,500	195,055
NVIDIA Corp.	1,400	152,502
PNC Financial Services Group, Inc.	1,600	192,384
Praxair, Inc.	1,200	142,320
Progressive Corp.	11,500	450,570
QUALCOMM, Inc.	3,099	177,697
Retrophin, Inc.*	5,000	92,300
S&P Global, Inc.	3,500	457,590
Schlumberger Ltd.	1,900	148,390
T-Mobile U.S., Inc.*	6,000	387,540
The Priceline Group, Inc.*	230	409,393
Thermo Fisher Scientific, Inc.	2,600	399,360
Time Warner, Inc.	2,800	273,588
TJX Companies, Inc.	4,300	340,044
TriState Capital Holdings, Inc.*	4,035	94,217
Union Pacific Corp.	1,400	148,288
United Technologies Corp.	2,600	291,746
Wabtec Corp.	1,800	140,400
Zoetis, Inc.	8,000	426,960
(Cost $12,632,125)		15,040,618
Total Common Stocks (Cost $23,380,230)		27,417,051
Warrants 0.0%
France
Parrot SA Expiration Date 12/15/2022*	924	142
Parrot SA Expiration Date 12/22/2022*	924	151
Total Warrants (Cost $0)		293
Preferred Stocks 0.7%
Germany 0.6%
Draegerwerk AG & Co. KGaA (Cost $116,360)	1,600	164,509
United States 0.1%
Providence Service Corp. (Cost $13,600)	136	15,155

Total Preferred Stocks (Cost $129,960)		179,664
Cash Equivalents 1.8%
Deutsche Central Cash Management Government Fund, 0.74% (c) (Cost $510,076)	510,076	510,076
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $24,020,266) †	99.9	28,107,084
Other Assets and Liabilities, Net	0.1	39,476
Net Assets	100.0	28,146,560

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $24,059,417. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $4,047,667. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,486,156 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $438,489.
(a)	Listed on the New York Stock Exchange.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
S&P: Standard & Poor's

At March 31, 2017 the Deutsche Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Warrants & Preferred Stocks
Information Technology	5,787,720	21.0%
Health Care	5,568,193	20.2%
Financials	5,370,017	19.4%
Consumer Discretionary	3,091,824	11.2%
Consumer Staples	2,858,695	10.4%
Industrials	2,632,749	9.5%
Materials	1,058,511	3.8%
Energy	626,539	2.3%
Telecommunication Services	602,760	2.2%
Total	27,597,008	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$352,502	$—	$—	$352,502
Canada	1,714,343	—	—	1,714,343
China	414,570	—	—	414,570
Finland	273,671	—	—	273,671
France	164,700	—	—	164,700
Germany	1,451,020	—	—	1,451,020
Hong Kong	311,800	—	—	311,800
Indonesia	168,363	—	—	168,363
Ireland	351,416	—	—	351,416
Japan	1,323,354	—	—	1,323,354
Korea	144,192	—	—	144,192
Luxembourg	261,057	—	—	261,057
Malaysia	124,732	—	—	124,732
Netherlands	379,274	—	—	379,274
Norway	109,767	—	—	109,767
Philippines	87,982	—	—	87,982
Singapore	525,504	—	—	525,504
Sweden	838,098	—	—	838,098
Switzerland	1,722,593	—	—	1,722,593
Taiwan	292,758	—	—	292,758
United Kingdom	1,364,737	—	—	1,364,737
United States	15,040,618	—	—	15,040,618
Warrants	—	—	293	293
Preferred Stocks (d)	164,509	—	15,155	179,664
Short-Term Investments (d)	510,076	—	—	510,076
Total	$28,091,636	$—	$15,448	$28,107,084

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended March 31, 2017, the amount of the transfers between Level 2 and Level 1 was $9,085,570.

Transfers between price levels are recognized at the beginning of the reporting period.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                         as of March 31, 2017 (Unaudited)

Deutsche Global Income Builder VIP

		Shares	Value ($)
Common Stocks 60.2%
Consumer Discretionary 7.8%
Auto Components 0.4%
Aisin Seiki Co., Ltd.		164	8,058
Autoliv, Inc. (a)		1,100	112,486
Bridgestone Corp.		4,505	182,215
Cie Generale des Etablissements Michelin		224	27,206
Denso Corp.		1,079	47,461
Goodyear Tire & Rubber Co.		4,800	172,800
Lear Corp.		900	127,422
Magna International, Inc.		700	30,209
Nokian Renkaat Oyj		1,322	55,199
Sumitomo Electric Industries Ltd.		505	8,374
			771,430
Automobiles 1.2%
Bayerische Motoren Werke (BMW) AG		1,599	145,864
Daimler AG (Registered)		3,109	229,514
Ford Motor Co.		27,315	317,947
Fuji Heavy Industries Ltd.		5,400	198,044
General Motors Co.		12,523	442,813
Harley-Davidson, Inc.		600	36,300
Honda Motor Co., Ltd.		5,950	179,093
Isuzu Motors Ltd.		4,100	54,228
Nissan Motor Co., Ltd.		43,585	420,269
Renault SA		272	23,628
Toyota Motor Corp.		3,700	200,803
Volkswagen AG		289	43,055
			2,291,558
Distributors 0.1%
Genuine Parts Co.		1,400	129,374
Diversified Consumer Services 0.1%
H&R Block, Inc.		5,300	123,225
Hotels, Restaurants & Leisure 1.3%
Carnival Corp.		4,488	264,388
Carnival PLC		2,097	120,279
Compass Group PLC		6,932	130,798
Crown Resorts Ltd.		5,394	48,669
Darden Restaurants, Inc.		2,200	184,074
Las Vegas Sands Corp.		4,400	251,108
Marriott International, Inc. "A"		700	65,926
McDonald's Corp.		2,823	365,889
Royal Caribbean Cruises Ltd.		1,938	190,137
Sands China Ltd.		25,200	116,734
Starbucks Corp.		2,533	147,902
TUI AG		9,017	124,950
William Hill PLC		32,678	119,060
Wyndham Worldwide Corp.		1,600	134,864
Yum! Brands, Inc.		1,810	115,659
			2,380,437
Household Durables 0.9%
Barratt Developments PLC		18,660	127,767
Berkeley Group Holdings PLC		5,988	240,601
D.R. Horton, Inc.		4,200	139,902
Garmin Ltd.		2,400	122,664
Iida Group Holdings Co., Ltd.		13,700	210,182
Leggett & Platt, Inc.		2,400	120,768
Mohawk Industries, Inc.*		224	51,406
Newell Brands, Inc.		1,100	51,887
Persimmon PLC		5,683	149,097
PulteGroup, Inc.		5,400	127,170
Sekisui House Ltd.		13,054	214,694
Whirlpool Corp.		412	70,588
			1,626,726
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.*		200	177,308
Leisure Products 0.1%
Hasbro, Inc.		851	84,947
Mattel, Inc.		4,500	115,245
			200,192
Media 1.8%
CBS Corp. "B"		4,086	283,405
Charter Communications, Inc. "A"*		517	169,224
Comcast Corp. "A"		12,688	476,942
Eutelsat Communications SA		7,460	166,568
Interpublic Group of Companies, Inc.		4,900	120,393
Lagardere SCA		4,492	132,309
Liberty Broadband Corp. "C"*		600	51,840
Liberty Media Corp.-Liberty SiriusXM "C"*		1,900	73,682
News Corp. "A"		5,067	65,871
Omnicom Group, Inc.		2,879	248,199
Pearson PLC		14,866	127,120
Scripps Networks Interactive, Inc. "A"		700	54,859
SES SA		6,436	149,711
Shaw Communications, Inc. "B"		6,877	142,572
Sirius XM Holdings, Inc. (a)		10,200	52,530
Time Warner, Inc.		3,627	354,394
Twenty-First Century Fox, Inc. "A"		2,823	91,437
Twenty-First Century Fox, Inc. "B"		4,343	138,021
Viacom, Inc. "B"		1,700	79,254
Walt Disney Co.		3,309	375,207
WPP PLC		4,192	92,018
			3,445,556
Multiline Retail 0.4%
Canadian Tire Corp., Ltd. "A"		145	17,225
Dollar General Corp.		410	28,589
Harvey Norman Holdings Ltd. (a)		36,814	127,410
Kohl's Corp.		3,040	121,023
Macy's, Inc.		5,627	166,784
Marks & Spencer Group PLC		36,282	153,193
Target Corp.		3,402	187,756
			801,980
Specialty Retail 0.8%
AutoZone, Inc.*		90	65,074
Bed Bath & Beyond, Inc.		869	34,291
Best Buy Co., Inc.		1,834	90,141
Foot Locker, Inc.		1,002	74,960
Hennes & Mauritz AB "B"		5,107	130,515
Home Depot, Inc.		1,883	276,481
Kingfisher PLC		28,116	114,874
L Brands, Inc.		756	35,608
Lowe's Companies, Inc.		2,231	183,410
Ross Stores, Inc.		1,800	118,566
Staples, Inc.		16,536	145,021
The Gap, Inc.		796	19,335
TJX Companies, Inc.		1,448	114,508
Yamada Denki Co., Ltd.		19,500	97,211
			1,499,995
Textiles, Apparel & Luxury Goods 0.6%
Cie Financiere Richemont SA (Registered)		748	59,144
Coach, Inc.		3,300	136,389
Li & Fung Ltd.		238,000	103,205
LVMH Moet Hennessy Louis Vuitton SE		357	78,397
NIKE, Inc. "B"		4,242	236,407
Swatch Group AG (Bearer)		189	67,683
Swatch Group AG (Registered)		1,593	111,008
VF Corp.		2,441	134,182
Yue Yuen Industrial (Holdings) Ltd.		52,476	206,285
			1,132,700
Consumer Staples 4.2%
Beverages 0.7%
Anheuser-Busch InBev SA		1,270	139,413
Asahi Group Holdings Ltd.		400	15,119
Coca-Cola Co.		8,285	351,615
Constellation Brands, Inc. "A"		640	103,725
Diageo PLC		3,125	89,406
Dr. Pepper Snapple Group, Inc.		1,189	116,427
Kirin Holdings Co., Ltd.		2,800	52,829
Molson Coors Brewing Co. "B"		1,309	125,284
PepsiCo, Inc.		3,295	368,579
			1,362,397
Food & Staples Retailing 0.8%
Colruyt SA		754	37,017
Costco Wholesale Corp.		631	105,812
CVS Health Corp.		2,611	204,963
George Weston Ltd.		307	26,786
J Sainsbury PLC		13,467	44,595
Koninklijke Ahold Delhaize NV		2,076	44,426
Kroger Co.		848	25,007
Lawson, Inc.		400	27,127
Loblaw Companies Ltd.		1,622	88,013
Seven & I Holdings Co., Ltd.		967	37,888
Sysco Corp.		3,474	180,370
Wal-Mart Stores, Inc.		4,146	298,844
Walgreens Boots Alliance, Inc.		2,074	172,246
Wesfarmers Ltd.		3,522	121,275
			1,414,369
Food Products 1.3%
Archer-Daniels-Midland Co.		2,422	111,509
Bunge Ltd.		1,545	122,457
Campbell Soup Co.		2,120	121,349
Conagra Brands, Inc.		4,126	166,443
General Mills, Inc.		2,616	154,370
Hormel Foods Corp.		2,254	78,056
Kellogg Co.		2,756	200,113
Kraft Heinz Co.		2,864	260,080
Marine Harvest ASA*		7,057	107,587
McCormick & Co., Inc.		1,047	102,135
Mondelez International, Inc. "A"		2,294	98,825
Nestle SA (Registered)		4,357	334,284
Tate & Lyle PLC		5,637	53,993
The Hershey Co.		1,853	202,440
The JM Smucker Co.		648	84,940
Tyson Foods, Inc. "A"		2,200	135,762
Wilmar International Ltd.		31,912	80,530
			2,414,873
Household Products 0.5%
Church & Dwight Co., Inc.		818	40,794
Clorox Co.		1,118	150,740
Colgate-Palmolive Co.		2,244	164,238
Henkel AG & Co. KGaA		108	12,000
Kimberly-Clark Corp.		983	129,392
Procter & Gamble Co.		4,218	378,987
Reckitt Benckiser Group PLC		202	18,440
			894,591
Personal Products 0.0%
Unilever PLC		937	46,248
Tobacco 0.9%
Altria Group, Inc.		4,998	356,957
British American Tobacco PLC		2,466	163,752
Imperial Brands PLC		4,374	211,919
Japan Tobacco, Inc.		5,477	177,991
Philip Morris International, Inc.		3,619	408,585
Reynolds American, Inc.		4,392	276,784
			1,595,988
Energy 3.8%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.		300	17,946
Halliburton Co.		1,700	83,657
Helmerich & Payne, Inc.		600	39,942
Petrofac Ltd.		3,035	34,946
Schlumberger Ltd.		3,400	265,540
			442,031
Oil, Gas & Consumable Fuels 3.6%
AltaGas Ltd.		1,800	41,689
BP PLC		53,221	305,097
Caltex Australia Ltd.		2,208	49,747
Chevron Corp.		3,915	420,353
ConocoPhillips		700	34,909
Enbridge, Inc.		5,079	212,739
Eni SpA		5,307	86,904
Exxon Mobil Corp.		6,043	495,586
HollyFrontier Corp.		4,332	122,769
Idemitsu Kosan Co., Ltd.		4,400	152,951
Imperial Oil Ltd.		5,300	161,489
Inter Pipeline Ltd.		7,100	149,651
JX Holdings, Inc.		38,985	191,441
Kinder Morgan, Inc.		6,900	150,006
Marathon Petroleum Corp.		2,300	116,242
Neste Oyj (a)		7,020	273,795
Occidental Petroleum Corp.		3,449	218,529
OMV AG		3,812	149,998
ONEOK, Inc.		300	16,632
Pembina Pipeline Corp.		5,900	186,958
Phillips 66		3,765	298,263
Plains GP Holdings LP "A"		4,919	153,768
Repsol SA		6,632	102,411
Royal Dutch Shell PLC "A"		19,729	518,099
Royal Dutch Shell PLC "B"		12,716	348,032
Showa Shell Sekiyu KK		10,900	110,341
Snam SpA		27,399	118,495
Statoil ASA		5,548	94,791
Suncor Energy, Inc.		6,700	205,708
Targa Resources Corp.		1,300	77,870
Tesoro Corp.		1,655	134,154
TonenGeneral Sekiyu KK		6,000	75,131
TOTAL SA		7,525	380,632
TransCanada Corp.		4,300	198,437
Valero Energy Corp.		4,617	306,061
Veresen, Inc.		2,800	30,951
			6,690,629
Financials 11.1%
Banks 5.9%
Aozora Bank Ltd.		31,174	114,806
Australia & New Zealand Banking Group Ltd.		9,097	221,152
Banco Bilbao Vizcaya Argentaria SA		21,877	169,670
Banco Santander SA		8,845	54,209
Bank Hapoalim BM		34,026	207,438
Bank Leumi Le-Israel BM*		31,104	137,493
Bank of America Corp.		16,700	393,953
Bank of Montreal		2,982	222,733
Bank of Nova Scotia		3,998	233,894
Barclays PLC		18,854	53,174
BB&T Corp.		5,718	255,595
BNP Paribas SA		2,864	190,743
BOC Hong Kong (Holdings) Ltd.		50,927	208,059
Canadian Imperial Bank of Commerce (a)		3,494	301,280
Citigroup, Inc.		6,100	364,902
Citizens Financial Group, Inc.		3,800	131,290
Commonwealth Bank of Australia		3,767	247,248
Credit Agricole SA		11,561	156,633
Danske Bank AS		6,374	217,079
DBS Group Holdings Ltd.		9,671	134,123
Fifth Third Bancorp.		3,790	96,266
Hang Seng Bank Ltd.		10,200	206,848
HSBC Holdings PLC		44,178	360,277
Huntington Bancshares, Inc.		7,505	100,492
ING Groep NV		9,966	150,652
Intesa Sanpaolo SpA (RSP)		38,420	97,712
Japan Post Bank Co., Ltd.		14,000	173,664
JPMorgan Chase & Co.		3,849	338,096
KBC Group NV		2,881	191,138
KeyCorp		5,686	101,097
Lloyds Banking Group PLC		171,766	142,724
M&T Bank Corp.		1,110	171,750
Mebuki Financial Group, Inc.		28,400	113,518
Mitsubishi UFJ Financial Group, Inc.		23,300	146,439
Mizrahi Tefahot Bank Ltd.		7,067	119,947
Mizuho Financial Group, Inc.		182,473	334,362
National Australia Bank Ltd.		10,460	266,435
National Bank of Canada		2,600	109,173
Nordea Bank AB		18,865	215,374
Oversea-Chinese Banking Corp., Ltd.		23,855	165,758
People's United Financial, Inc.		7,356	133,879
PNC Financial Services Group, Inc.		1,367	164,368
Regions Financial Corp.		9,600	139,488
Resona Holdings, Inc.		16,256	87,303
Royal Bank of Canada		2,988	217,699
Skandinaviska Enskilda Banken AB "A"		13,055	145,255
Societe Generale SA		6,106	309,735
Sumitomo Mitsui Financial Group, Inc.		7,200	261,601
Sumitomo Mitsui Trust Holdings, Inc.		3,100	107,482
SunTrust Banks, Inc.		2,505	138,527
Svenska Handelsbanken AB "A"		12,389	169,922
Swedbank AB "A"		7,769	179,992
Toronto-Dominion Bank		4,831	241,977
U.S. Bancorp.		5,355	275,782
United Overseas Bank Ltd.		17,902	282,956
Wells Fargo & Co.		5,916	329,285
Westpac Banking Corp.		9,287	248,760
			11,051,207
Capital Markets 0.6%
3i Group PLC		14,593	137,035
Bank of New York Mellon Corp.		3,112	146,980
BlackRock, Inc.		290	111,218
CME Group, Inc.		1,583	188,060
Credit Suisse Group AG (Registered)*		25	372
Intercontinental Exchange, Inc.		1,450	86,812
Morgan Stanley		1,100	47,124
Nasdaq, Inc.		1,086	75,423
The Goldman Sachs Group, Inc.		200	45,944
Thomson Reuters Corp.		3,909	169,047
UBS Group AG (Registered)		8,715	139,471
			1,147,486
Consumer Finance 0.1%
American Express Co.		507	40,109
Capital One Financial Corp.		1,000	86,660
Discover Financial Services		210	14,362
Navient Corp.		1,056	15,586
			156,717
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. "B"*		717	119,509
Groupe Bruxelles Lambert SA		1,079	97,957
Investor AB "B"		2,094	88,147
ORIX Corp.		7,400	109,508
Pargesa Holding SA (Bearer)		2,110	149,142
			564,263
Insurance 4.1%
Aegon NV		20,748	105,601
Aflac, Inc.		2,429	175,908
Ageas		7,338	286,824
Alleghany Corp.*		35	21,513
Allianz SE (Registered)		1,207	223,597
Allstate Corp.		2,548	207,637
American International Group, Inc.		2,875	179,486
Aon PLC		435	51,630
Arch Capital Group Ltd.*		689	65,297
Arthur J. Gallagher & Co.		2,700	152,658
Assicurazioni Generali SpA		3,282	52,168
Assurant, Inc.		495	47,357
Aviva PLC		15,029	100,175
AXA SA		10,771	278,702
Axis Capital Holdings Ltd.		2,509	168,178
Baloise Holding AG (Registered)		1,732	238,104
Chubb Ltd.		1,731	235,849
Cincinnati Financial Corp.		1,800	130,086
Everest Re Group Ltd.		600	140,286
FNF Group		1,342	52,257
Great-West Lifeco, Inc.		4,126	114,331
Hannover Rueck SE		6	692
Hartford Financial Services Group, Inc.		3,621	174,061
Japan Post Holdings Co., Ltd.		13,000	163,128
Legal & General Group PLC		48,724	150,968
Loews Corp.		800	37,416
Manulife Financial Corp.		3,900	69,181
Marsh & McLennan Companies, Inc.		1,013	74,851
MetLife, Inc.		5,100	269,382
MS&AD Insurance Group Holdings, Inc.		3,600	114,471
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		1,203	235,368
NN Group NV		6,594	214,446
Poste Italiane SpA 144A		16,016	106,787
Power Corp. of Canada		6,400	150,345
Power Financial Corp.		8,500	224,796
Principal Financial Group, Inc.		1,013	63,930
Progressive Corp.		4,560	178,661
Prudential Financial, Inc.		2,563	273,421
Reinsurance Group of America, Inc.		700	88,886
RenaissanceRe Holdings Ltd.		500	72,325
Sampo Oyj "A"		3,223	152,867
SCOR SE		1,635	61,798
Sompo Holdings, Inc.		500	18,319
Standard Life PLC		112	498
Sun Life Financial, Inc.		2,200	80,334
Suncorp Group Ltd.		3,645	36,787
Swiss Life Holding AG (Registered)*		877	282,979
Swiss Re AG		4,728	424,583
The Travelers Companies, Inc.		1,495	180,207
Tokio Marine Holdings, Inc.		1,600	67,489
Torchmark Corp.		806	62,094
Willis Towers Watson PLC		800	104,712
XL Group Ltd.		3,308	131,857
Zurich Insurance Group AG		1,476	394,032
			7,689,315
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc.		8,036	112,263
Health Care 5.7%
Biotechnology 1.1%
AbbVie, Inc.		6,826	444,782
Actelion Ltd. (Registered)*		180	50,802
Amgen, Inc.		2,109	346,024
Biogen, Inc.*		541	147,920
Celgene Corp.*		1,700	211,531
CSL Ltd.		862	82,539
Gilead Sciences, Inc.		7,440	505,325
Regeneron Pharmaceuticals, Inc.*		100	38,751
Shire PLC		2,739	159,951
United Therapeutics Corp.*		600	81,228
			2,068,853
Health Care Equipment & Supplies 0.8%
Abbott Laboratories		5,212	231,465
Baxter International, Inc.		4,661	241,720
Becton, Dickinson & Co.		1,076	197,381
Danaher Corp.		1,161	99,300
Intuitive Surgical, Inc.*		200	153,294
Medtronic PLC		3,402	274,065
ResMed, Inc.		1,700	122,349
Stryker Corp.		1,099	144,683
Zimmer Biomet Holdings, Inc.		507	61,910
			1,526,167
Health Care Providers & Services 0.8%
Aetna, Inc.		1,411	179,973
AmerisourceBergen Corp.		103	9,116
Anthem, Inc.		1,358	224,586
Cardinal Health, Inc.		1,810	147,605
Cigna Corp.		501	73,391
Express Scripts Holding Co.*		1,195	78,762
HCA Holdings, Inc.*		1,400	124,586
Humana, Inc.		326	67,202
McKesson Corp.		241	35,731
Quest Diagnostics, Inc.		953	93,575
UnitedHealth Group, Inc.		2,157	353,770
			1,388,297
Life Sciences Tools & Services 0.2%
Agilent Technologies, Inc.		1,600	84,592
Lonza Group AG (Registered)*		593	112,129
Thermo Fisher Scientific, Inc.		1,183	181,709
			378,430
Pharmaceuticals 2.8%
Allergan PLC		781	186,596
Astellas Pharma, Inc.		16,500	217,273
AstraZeneca PLC		4,399	270,753
Bayer AG (Registered)		1,056	121,723
Bristol-Myers Squibb Co.		3,112	169,231
Daiichi Sankyo Co., Ltd.		6,100	137,364
Eli Lilly & Co.		2,968	249,638
GlaxoSmithKline PLC		16,150	335,789
Johnson & Johnson		4,230	526,846
Merck & Co., Inc.		6,839	434,550
Mitsubishi Tanabe Pharma Corp.		8,900	185,307
Mylan NV*		2,800	109,172
Novartis AG (Registered)		5,132	380,936
Novo Nordisk AS ''B"		3,560	122,264
Orion Oyj "B"		3,170	165,266
Otsuka Holdings Co., Ltd.		2,900	130,816
Pfizer, Inc.		15,822	541,271
Roche Holding AG (Genusschein)		1,491	380,770
Sanofi		2,283	206,092
Shionogi & Co., Ltd.		400	20,652
Takeda Pharmaceutical Co., Ltd.		4,100	192,571
UCB SA		1,078	83,617
Zoetis, Inc.		2,000	106,740
			5,275,237
Industrials 7.0%
Aerospace & Defense 0.9%
BAE Systems PLC		11,050	88,951
Boeing Co.		1,376	243,359
Elbit Systems Ltd.		1,046	119,563
General Dynamics Corp.		986	184,579
L3 Technologies, Inc.		260	42,975
Lockheed Martin Corp.		1,109	296,769
Meggitt PLC		3,500	19,527
Northrop Grumman Corp.		867	206,207
Raytheon Co.		1,352	206,180
Rockwell Collins, Inc.		869	84,432
United Technologies Corp.		2,389	268,070
			1,760,612
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.		1,800	139,122
FedEx Corp.		724	141,288
Royal Mail PLC		22,113	117,748
United Parcel Service, Inc. "B"		2,086	223,828
			621,986
Airlines 0.1%
Japan Airlines Co., Ltd.		3,600	114,018
Building Products 0.1%
Geberit AG (Registered)		260	112,083
Johnson Controls International PLC		3,586	151,042
			263,125
Commercial Services & Supplies 0.6%
Cintas Corp.		1,200	151,848
Dai Nippon Printing Co., Ltd.		11,000	118,567
G4S PLC		28	107
Quad Graphics, Inc.		13	328
Republic Services, Inc.		3,277	205,828
Secom Co., Ltd.		1,500	107,370
Waste Connections, Inc.		1,900	167,618
Waste Management, Inc.		3,627	264,481
			1,016,147
Construction & Engineering 0.5%
Bouygues SA		2,434	99,073
Kajima Corp.		34,000	221,719
Obayashi Corp.		23,300	217,868
Shimizu Corp.		12,000	107,572
Skanska AB "B"		7,016	165,209
Taisei Corp.		15,000	109,270
VINCI SA		1,091	86,476
			1,007,187
Electrical Equipment 0.4%
ABB Ltd. (Registered)*		7,980	186,664
Eaton Corp. PLC		2,289	169,729
Emerson Electric Co.		2,700	161,622
Mitsubishi Electric Corp.		3,800	54,510
Rockwell Automation, Inc.		500	77,855
Schneider Electric SE		1,113	81,488
			731,868
Industrial Conglomerates 1.0%
3M Co.		1,961	375,198
CK Hutchison Holdings Ltd.		15,701	193,144
General Electric Co.		12,449	370,980
Honeywell International, Inc.		2,606	325,411
Jardine Matheson Holdings Ltd.		2,900	186,325
NWS Holdings Ltd.		87,171	159,053
Roper Technologies, Inc.		296	61,121
Siemens AG (Registered)		1,153	157,935
			1,829,167
Machinery 1.4%
Caterpillar, Inc.		2,296	212,977
Cummins, Inc.		1,100	166,320
Deere & Co.		2,000	217,720
Dover Corp.		800	64,280
Fortive Corp.		2,800	168,616
Illinois Tool Works, Inc.		1,907	252,620
Ingersoll-Rand PLC		2,400	195,168
Komatsu Ltd.		1,700	44,306
Kone Oyj "B"		3,407	149,600
MAN SE		611	62,985
Mitsubishi Heavy Industries Ltd.		1,000	4,012
PACCAR, Inc.		1,158	77,818
Parker-Hannifin Corp.		400	64,128
Schindler Holding AG		577	111,638
Schindler Holding AG (Registered)		767	145,413
SKF AB "B"		27	534
Snap-on, Inc.		700	118,069
Stanley Black & Decker, Inc.		1,231	163,563
Volvo AB "B"		7,127	105,227
Wartsila Oyj		1,838	98,333
Xylem, Inc.		2,300	115,506
Yangzijiang Shipbuilding Holdings Ltd.		126,907	102,516
			2,641,349
Marine 0.1%
Kuehne + Nagel International AG (Registered)		866	122,337
Professional Services 0.4%
Adecco Group AG (Registered)		2,241	159,184
Equifax, Inc.		400	54,696
ManpowerGroup, Inc.		2,100	215,397
Nielsen Holdings PLC		3,029	125,128
Recruit Holdings Co., Ltd.		100	5,102
SGS SA (Registered)		70	149,344
			708,851
Road & Rail 0.4%
Canadian National Railway Co.		218	16,091
Central Japan Railway Co.		600	97,763
East Japan Railway Co.		997	86,813
MTR Corp., Ltd.		25,695	144,321
Norfolk Southern Corp.		796	89,128
Union Pacific Corp.		2,027	214,700
West Japan Railway Co.		1,161	75,513
			724,329
Trading Companies & Distributors 0.7%
Fastenal Co.		3,600	185,400
ITOCHU Corp.		26,439	375,223
Marubeni Corp.		44,049	271,226
Mitsubishi Corp.		4,328	93,515
Mitsui & Co., Ltd.		10,651	154,269
Sumitomo Corp.		9,666	130,017
W.W. Grainger, Inc.		579	134,768
			1,344,418
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.		2,200	177,276
Information Technology 10.2%
Communications Equipment 0.8%
Cisco Systems, Inc.		13,235	447,343
F5 Networks, Inc.*		700	99,799
Harris Corp.		2,249	250,246
Juniper Networks, Inc.		7,172	199,597
Motorola Solutions, Inc.		2,630	226,759
Nokia Oyj		20,030	107,481
Telefonaktiebolaget LM Ericsson "B"		19,387	129,381
			1,460,606
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"		1,449	103,125
Arrow Electronics, Inc.*		1,600	117,456
Avnet, Inc.		3,653	167,161
CDW Corp.		2,400	138,504
Corning, Inc.		8,721	235,467
FLIR Systems, Inc.		3,200	116,096
Hitachi Ltd.		18,485	100,038
Kyocera Corp.		2,500	139,271
Murata Manufacturing Co., Ltd.		606	86,194
TE Connectivity Ltd.		2,554	190,401
			1,393,713
Internet Software & Services 1.3%
Akamai Technologies, Inc.*		1,700	101,490
Alphabet, Inc. "A"*		400	339,120
Alphabet, Inc. "C"*		500	414,780
eBay, Inc.*		10,460	351,142
Facebook, Inc. "A"*		3,600	511,380
Mixi, Inc.		5,700	274,427
VeriSign, Inc.*		1,400	121,954
Yahoo Japan Corp.		34,100	157,437
Yahoo!, Inc.*		2,800	129,948
			2,401,678
IT Services 2.4%
Accenture PLC "A"		3,186	381,938
Amadeus IT Group SA		94	4,769
Atos SE		413	51,086
Automatic Data Processing, Inc.		2,986	305,737
Broadridge Financial Solutions, Inc.		3,600	244,620
Capgemini SA		1,344	124,108
CGI Group, Inc. "A"*		2,300	110,205
Cognizant Technology Solutions Corp. "A"*		1,400	83,328
Computer Sciences Corp.		1,000	69,010
Fidelity National Information Services, Inc.		3,601	286,712
Fiserv, Inc.*		996	114,849
Fujitsu Ltd.		24,000	146,785
Global Payments, Inc.		1,400	112,952
International Business Machines Corp.		2,623	456,769
Mastercard, Inc. "A"		2,700	303,669
Nomura Research Institute Ltd.		3,400	125,213
NTT Data Corp.		4,300	203,934
Otsuka Corp.		2,300	124,782
Paychex, Inc.		4,623	272,295
PayPal Holdings, Inc.*		3,300	141,966
Sabre Corp.		5,200	110,188
Total System Services, Inc.		2,079	111,143
Vantiv, Inc. "A"*		1,312	84,125
Visa, Inc. "A"		3,865	343,483
Western Union Co.		11,509	234,208
			4,547,874
Semiconductors & Semiconductor Equipment 1.7%
Analog Devices, Inc.		2,969	243,310
Applied Materials, Inc.		3,800	147,820
Broadcom Ltd.		1,051	230,127
Intel Corp.		13,460	485,502
KLA-Tencor Corp.		2,021	192,136
Lam Research Corp.		1,259	161,605
Marvell Technology Group Ltd.		7,471	114,007
Maxim Integrated Products, Inc.		4,054	182,268
Microchip Technology, Inc.		2,538	187,254
Micron Technology, Inc.*		6,000	173,400
NVIDIA Corp.		200	21,786
QUALCOMM, Inc.		5,515	316,230
Skyworks Solutions, Inc.		200	19,596
Texas Instruments, Inc.		3,621	291,708
Tokyo Electron Ltd.		2,000	218,360
Xilinx, Inc.		2,800	162,092
			3,147,201
Software 1.9%
Activision Blizzard, Inc.		2,583	128,789
Adobe Systems, Inc.*		1,200	156,156
ANSYS, Inc.*		724	77,374
CA, Inc.		6,685	212,048
Cadence Design Systems, Inc.*		3,700	116,180
CDK Global, Inc.		2,000	130,020
Citrix Systems, Inc.*		1,500	125,085
Dell Technologies, Inc. "V"*		6,629	424,786
Electronic Arts, Inc.*		1,426	127,656
Intuit, Inc.		1,400	162,386
Microsoft Corp.		8,674	571,270
Nice Ltd.		1,927	129,599
Open Text Corp.		3,300	112,163
Oracle Corp. (b)		8,901	397,074
Oracle Corp. (b)		2,000	114,255
salesforce.com, Inc.*		800	65,992
SAP SE		1,522	149,345
Symantec Corp.		3,228	99,035
Synopsys, Inc.*		1,295	93,408
VMware, Inc. "A"* (a)		1,724	158,849
			3,551,470
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.		6,283	902,616
Canon, Inc.		11,174	348,378
FUJIFILM Holdings Corp.		3,600	140,598
Hewlett Packard Enterprise Co.		10,800	255,960
HP, Inc.		12,754	228,041
NetApp, Inc.		2,389	99,980
Seagate Technology PLC		3,600	165,348
Seiko Epson Corp.		2,800	58,953
Western Digital Corp.		1,200	99,036
Xerox Corp.		36,274	266,251
			2,565,161
Materials 1.5%
Chemicals 1.0%
Air Products & Chemicals, Inc.		900	121,761
BASF SE		1,393	138,084
Celanese Corp. "A"		732	65,770
Dow Chemical Co.		3,496	222,136
E.I. du Pont de Nemours & Co.		1,976	158,732
Eastman Chemical Co.		1,400	113,120
Ecolab, Inc.		362	45,373
EMS-Chemie Holding AG (Registered)		110	64,079
GEO Specialty Chemicals, Inc.*		19,324	7,453
Givaudan SA (Registered)		67	120,669
Israel Chemicals Ltd.		15,855	67,451
Kuraray Co., Ltd.		900	13,646
LyondellBasell Industries NV "A"		2,654	242,018
Mitsubishi Chemical Holdings Corp.		600	4,642
Monsanto Co.		941	106,521
Praxair, Inc.		1,407	166,870
Solvay SA		911	111,326
Syngenta AG (Registered)		281	124,026
			1,893,677
Containers & Packaging 0.1%
International Paper Co.		2,655	134,821
WestRock Co.		404	21,020
			155,841
Metals & Mining 0.3%
Barrick Gold Corp.		8,300	157,655
Franco-Nevada Corp.		2,200	144,125
Newmont Mining Corp.		3,188	105,076
Rio Tinto PLC		2,212	88,949
			495,805
Paper & Forest Products 0.1%
Stora Enso Oyj "R"		1,805	21,335
UPM-Kymmene Oyj		5,018	117,878
			139,213
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITs) 0.9%
AvalonBay Communities, Inc.		739	135,680
Crown Castle International Corp.		1,478	139,597
Equity Residential		2,500	155,550
H&R Real Estate Investment Trust (Units)		5,712	99,091
Host Hotels & Resorts, Inc.		3,200	59,712
Iron Mountain, Inc.		3,100	110,577
Kimco Realty Corp.		500	11,045
Link REIT		16,000	112,102
Prologis, Inc.		2,200	114,136
Public Storage		700	153,237
Realty Income Corp.		2,125	126,501
RioCan Real Estate Investment Trust		5,400	106,388
Scentre Group		11,086	36,335
Ventas, Inc.		2,000	130,080
VEREIT, Inc.		11,640	98,824
Vicinity Centres		40,703	88,005
Welltower, Inc.		264	18,696
			1,695,556
Real Estate Management & Development 0.6%
Azrieli Group Ltd.		2,426	128,755
Daito Trust Construction Co., Ltd.		800	109,908
Henderson Land Development Co., Ltd.		16,514	102,316
Kerry Properties Ltd.		34,500	119,639
New World Development Co., Ltd.		44,151	54,312
Sun Hung Kai Properties Ltd.		11,536	169,518
Swire Pacific Ltd. "A"		12,305	122,868
Swire Properties Ltd.		38,000	121,753
Swiss Prime Site AG (Registered)*		1,553	136,671
Wharf Holdings Ltd.		6,835	58,662
			1,124,402
Telecommunication Services 3.7%
Diversified Telecommunication Services 2.9%
AT&T, Inc.		15,273	634,593
BCE, Inc.		6,804	301,252
BT Group PLC		25,032	99,796
Deutsche Telekom AG (Registered)		9,327	163,429
Elisa Oyj (a)		6,521	230,611
HKT Trust & HKT Ltd. "SS", (Units)		234,683	303,791
Inmarsat PLC		1,107	11,796
Nippon Telegraph & Telephone Corp.		8,400	358,545
Orange SA		14,435	224,290
PCCW Ltd.		369,183	217,572
Proximus SA		10,168	319,071
Singapore Telecommunications Ltd.		111,045	310,388
Spark New Zealand Ltd.		98,244	241,042
Swisscom AG (Registered)		730	336,777
Telecom Italia SpA (RSP)*		217,970	159,051
Telefonica Deutschland Holding AG		1,076	5,338
Telefonica SA		21,034	235,274
Telenor ASA		9,475	157,692
Telstra Corp., Ltd.		89,735	319,478
TELUS Corp.		6,732	218,536
Verizon Communications, Inc.		10,071	490,961
			5,339,283
Wireless Telecommunication Services 0.8%
KDDI Corp.		11,000	288,709
NTT DoCoMo, Inc.		14,969	348,577
Rogers Communications, Inc. "B"		3,407	150,642
SoftBank Group Corp.		400	28,248
T-Mobile U.S., Inc.*		3,200	206,688
Tele2 AB "B"		17,137	163,612
Vodafone Group PLC		127,480	332,377
			1,518,853
Utilities 3.7%
Electric Utilities 2.5%
Alliant Energy Corp.		1,634	64,723
American Electric Power Co., Inc.		3,954	265,432
Cheung Kong Infrastructure Holdings Ltd.		14,000	109,889
CLP Holdings Ltd.		12,690	132,672
Duke Energy Corp.		3,695	303,027
Edison International		2,079	165,509
EDP - Energias de Portugal SA		36,807	124,668
Emera, Inc.		3,100	109,515
Endesa SA		7,748	182,090
Enel SpA		25,884	121,884
Entergy Corp.		3,491	265,176
Eversource Energy		2,723	160,058
Exelon Corp.		6,600	237,468
FirstEnergy Corp.		7,500	238,650
Fortum Oyj		14,170	224,178
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units)		219,000	202,050
Hydro One Ltd. 144A		6,000	109,411
Iberdrola SA		16,811	120,247
NextEra Energy, Inc.		1,800	231,066
OGE Energy Corp.		3,200	111,936
PG&E Corp.		2,325	154,287
Pinnacle West Capital Corp.		960	80,045
Power Assets Holdings Ltd.		15,243	131,414
PPL Corp.		5,646	211,104
Southern Co.		5,079	252,833
SSE PLC		6,377	117,929
Westar Energy, Inc.		2,000	108,540
Xcel Energy, Inc.		3,125	138,906
			4,674,707
Gas Utilities 0.1%
Atmos Energy Corp.		1,400	110,586
Independent Power & Renewable Electricity Producers 0.0%
Meridian Energy Ltd.		2,569	5,043
Multi-Utilities 1.0%
Ameren Corp.		3,401	185,661
CenterPoint Energy, Inc.		5,989	165,117
CMS Energy Corp.		2,461	110,105
Consolidated Edison, Inc.		2,582	200,518
Dominion Resources, Inc.		3,040	235,813
DTE Energy Co.		2,027	206,977
National Grid PLC		9,911	125,851
NiSource, Inc.		4,900	116,571
Public Service Enterprise Group, Inc.		5,284	234,345
SCANA Corp.		1,930	126,125
Sempra Energy		1,300	143,650
WEC Energy Group, Inc.		3,471	210,447
			2,061,180
Water Utilities 0.1%
American Water Works Co., Inc.		1,500	116,655
Total Common Stocks (Cost $96,778,685)			112,261,016
Preferred Stocks 0.1%
Consumer Discretionary
Bayerische Motoren Werke (BMW) AG		1,742	137,184
Volkswagen AG		292	42,552
Total Preferred Stocks (Cost $171,350)			179,736
Rights 0.0%
Consumer Staples
Safeway Casa Ley, Expiration Date 1/30/2018* (Cost $7,977)		7,499	7,611

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $30,283)		170	1,404
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 14.3%
Consumer Discretionary 2.0%
Altice Financing SA, 144A, 7.5%, 5/15/2026		400,000	425,000
BMW U.S. Capital LLC, 144A, 3.3%, 4/6/2027 (d)		220,000	219,003
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		500,000	525,000
Charter Communications Operating LLC:
3.579%, 7/23/2020		40,000	41,145
4.908%, 7/23/2025		30,000	31,700
Churchill Downs, Inc., 5.375%, 12/15/2021		28,000	29,120
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		400,000	406,500
144A, 10.125%, 1/15/2023		200,000	232,000
CVS Health Corp., 5.125%, 7/20/2045		50,000	55,165
DISH DBS Corp., 5.875%, 7/15/2022		200,000	210,124
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021		750,000	835,513
General Motors Co., 6.6%, 4/1/2036		30,000	34,492
General Motors Financial Co., Inc., 3.2%, 7/6/2021		60,000	60,228
Nordstrom, Inc.:
4.0%, 3/15/2027		65,000	64,777
5.0%, 1/15/2044		100,000	94,629
The Gap, Inc., 5.95%, 4/12/2021 (a)		160,000	171,719
Time Warner, Inc., 3.8%, 2/15/2027		110,000	108,800
Viacom, Inc.:
5.875%, 2/28/2057		60,000	61,200
6.25%, 2/28/2057		65,000	65,520
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		40,000	40,802
			3,712,437
Consumer Staples 0.9%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		245,000	264,777
Estee Lauder Companies, Inc.:
3.15%, 3/15/2027		85,000	84,888
4.15%, 3/15/2047		105,000	105,239
Kellogg Co., 2.65%, 12/1/2023		515,000	503,026
Kraft Heinz Foods Co., 4.375%, 6/1/2046		210,000	197,065
Molson Coors Brewing Co., 4.2%, 7/15/2046		40,000	37,457
Philip Morris International, Inc.:
1.625%, 2/21/2019		155,000	154,450
2.0%, 2/21/2020		260,000	259,351
			1,606,253
Energy 4.1%
Anadarko Petroleum Corp., 4.85%, 3/15/2021		15,000	16,046
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		200,000	220,250
ConocoPhillips Co., 4.15%, 11/15/2034		180,000	179,925
Continental Resources, Inc., 5.0%, 9/15/2022		200,000	202,000
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		350,000	366,188
Empresa Nacional del Petroleo, 144A, 3.75%, 8/5/2026		400,000	387,132
Enbridge, Inc., 5.5%, 12/1/2046		115,000	122,267
Energy Transfer Partners LP, 5.95%, 10/1/2043		30,000	31,061
Halliburton Co., 4.85%, 11/15/2035		45,000	47,515
Hess Corp., 5.6%, 2/15/2041		135,000	135,208
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		120,000	108,821
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		500,000	562,985
Marathon Oil Corp., 5.2%, 6/1/2045		180,000	177,431
Noble Holding International Ltd., 5.75%, 3/16/2018		10,000	10,150
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (a)		100,000	102,500
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		800,000	857,918
Petrobras Global Finance BV:
6.125%, 1/17/2022		187,000	196,257
8.375%, 5/23/2021		1,600,000	1,807,200
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	600,000	651,345
Plains All American Pipeline LP:
2.85%, 1/31/2023		55,000	52,723
4.3%, 1/31/2043		95,000	80,911
4.5%, 12/15/2026		150,000	152,963
Regency Energy Partners LP, 4.5%, 11/1/2023		40,000	41,045
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025 (a)		500,000	511,851
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	38,828
Tesoro Logistics LP, 5.25%, 1/15/2025		200,000	209,000
Transcanada Trust, 5.3%, 3/15/2077		280,000	276,675
Valero Energy Partners LP, 4.375%, 12/15/2026		145,000	146,328
			7,692,523
Financials 3.0%
Akbank TAS, 144A, 5.0%, 10/24/2022		750,000	732,372
Ares Capital Corp., 3.625%, 1/19/2022		60,000	59,487
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		20,000	20,684
BNP Paribas SA, 144A, 4.625%, 3/13/2027		310,000	309,920
Citigroup, Inc., 3.3%, 4/27/2025		750,000	734,600
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	265,312
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	253,125
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	49,850
FS Investment Corp., 4.75%, 5/15/2022		70,000	71,591
HSBC Holdings PLC, 4.375%, 11/23/2026		200,000	201,553
ING Groep NV, 3.95%, 3/29/2027		200,000	200,473
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		30,000	29,900
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	51,024
Lloyds Banking Group PLC, 3.75%, 1/11/2027		200,000	196,614
Loews Corp., 4.125%, 5/15/2043		40,000	38,377
Manulife Financial Corp., 4.061%, 2/24/2032		210,000	210,390
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,698
Morgan Stanley:
4.375%, 1/22/2047		100,000	100,072
6.25%, 8/9/2026		600,000	713,851
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		40,000	43,378
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		215,000	215,742
Societe Generale SA, 144A, 2.625%, 9/16/2020		100,000	99,651
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		200,000	201,517
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	29,625
The Goldman Sachs Group, Inc., 2.789% **, 10/28/2027		750,000	771,897
Voya Financial, Inc., 4.8%, 6/15/2046		45,000	44,477
			5,655,180
Health Care 0.7%
Abbott Laboratories:
2.9%, 11/30/2021		170,000	170,744
4.9%, 11/30/2046		175,000	181,277
AbbVie, Inc.:
4.45%, 5/14/2046		175,000	166,991
4.7%, 5/14/2045		60,000	59,841
Actavis Funding SCS, 4.75%, 3/15/2045		25,000	25,107
Bristol-Myers Squibb Co., 3.25%, 2/27/2027		240,000	239,366
Celgene Corp., 5.0%, 8/15/2045		30,000	31,401
Gilead Sciences, Inc., 4.15%, 3/1/2047		40,000	37,303
Mylan NV, 5.25%, 6/15/2046		55,000	56,323
Pfizer, Inc.:
4.0%, 12/15/2036		40,000	40,385
4.125%, 12/15/2046		20,000	19,987
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		110,000	104,745
Stryker Corp., 4.625%, 3/15/2046		40,000	41,133
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		50,000	50,712
4.2%, 1/15/2047		80,000	81,235
			1,306,550
Industrials 0.1%
FedEx Corp., 4.55%, 4/1/2046		30,000	29,978
Rockwell Collins, Inc., 4.35%, 4/15/2047 (d)		120,000	119,840
Roper Technologies, Inc., 3.8%, 12/15/2026		55,000	55,241
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		40,000	38,680
			243,739
Information Technology 0.7%
Broadcom Corp.:
144A, 3.0%, 1/15/2022		180,000	179,771
144A, 3.625%, 1/15/2024		190,000	191,400
CA, Inc., 3.6%, 8/15/2022		65,000	65,956
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		200,000	209,149
144A, 8.1%, 7/15/2036		30,000	37,675
Everett Spinco, Inc.:
144A, 4.25%, 4/15/2024		165,000	167,776
144A, 4.75%, 4/15/2027		195,000	198,878
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		90,000	89,136
5.75%, 12/1/2034		50,000	45,250
			1,184,991
Materials 1.3%
CF Industries, Inc.:
144A, 3.4%, 12/1/2021		180,000	179,782
144A, 4.5%, 12/1/2026		20,000	20,314
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		20,000	20,771
LYB International Finance II BV, 3.5%, 3/2/2027		130,000	127,577
Potash Corp. of Saskatchewan, Inc., 4.0%, 12/15/2026		85,000	87,020
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		569,000	567,037
UPL Corp., Ltd., 144A, 3.25%, 10/13/2021		600,000	593,801
Vale Overseas Ltd., 5.875%, 6/10/2021		800,000	857,296
			2,453,598
Real Estate 0.6%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		70,000	68,241
(REIT), 5.95%, 12/15/2026 (a)		120,000	115,781
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		220,000	234,335
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		100,000	100,759
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028 (d)		110,000	108,581
(REIT), 4.95%, 4/1/2024		60,000	61,758
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	60,554
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026		355,000	356,775
			1,106,784
Telecommunication Services 0.8%
AT&T, Inc.:
3.4%, 5/15/2025		150,000	144,889
4.25%, 3/1/2027		218,000	220,415
4.5%, 5/15/2035		80,000	75,522
Deutsche Telekom International Finance BV:
144A, 2.82%, 1/19/2022		240,000	238,618
144A, 3.6%, 1/19/2027		207,000	206,095
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		200,000	199,500
Telefonica Emisiones SAU, 5.213%, 3/8/2047		150,000	151,840
Verizon Communications, Inc.:
2.625%, 8/15/2026		250,000	228,286
4.672%, 3/15/2055		60,000	53,580
			1,518,745
Utilities 0.1%
Electricite de France SA, 144A, 4.75%, 10/13/2035		95,000	97,415
Great Plains Energy, Inc., 4.85%, 4/1/2047		65,000	66,636
Southern Power Co., Series F, 4.95%, 12/15/2046		29,000	28,675
			192,726
Total Corporate Bonds (Cost $26,558,029)			26,673,526
Asset-Backed 0.2%
Miscellaneous
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		212,017	209,385
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		255,823	257,120
Total Asset-Backed (Cost $467,576)			466,505
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		5,623	6,356
Federal National Mortgage Association:
4.5%, 9/1/2035		14,114	15,188
6.0%, 1/1/2024		16,273	18,373
6.5%, 5/1/2017		357	358
Total Mortgage-Backed Securities Pass-Throughs (Cost $36,134)			40,275
Commercial Mortgage-Backed Securities 1.0%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.23% **, 12/15/2040		235,705	235,499
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		300,000	310,563
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.548% ***, 12/25/2024		4,970,952	178,039
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,641	494,055
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		450,000	450,616
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	129,593
Total Commercial Mortgage-Backed Securities (Cost $1,808,508)			1,798,365
Collateralized Mortgage Obligations 1.1%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.928% **, 9/25/2028		499,359	506,163
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		324,583	27,244
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		445,838	42,403
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		632,938	71,318
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		305,098	27,838
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		1,408,867	280,171
"H", Series 2278, 6.5%, 1/15/2031		125	130
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	126,570
"4", Series 406, Interest Only, 4.0%, 9/25/2040		119,897	24,050
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		137,415	24,750
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		248,251	24,424
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		338,671	46,989
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		127,440	1,150
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		50,319	6,119
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	634,372
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		85,536	14,110
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		234,438	38,913
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		108,262	11,146
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		246,664	48,433
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		257,302	46,759
"AI", Series 2007-38, Interest Only, 5.532% ***, 6/16/2037		45,908	6,508
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		192,283	33,144
Total Collateralized Mortgage Obligations (Cost $1,824,106)			2,042,704
Government & Agency Obligations 11.4%
Other Government Related (e) 1.0%
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		800,000	812,992
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	205,250
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		750,000	750,075
			1,768,317
Sovereign Bonds 3.8%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	109,500
Export-Import Bank of India, 144A, 3.375%, 8/5/2026		1,000,000	955,118
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	21,340,000,000	1,737,563
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	8,606,450	431,439
Republic of Angola, 144A, 9.5%, 11/12/2025		450,000	463,590
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	66,364
Republic of Namibia, 144A, 5.25%, 10/29/2025		250,000	251,825
Republic of Portugal, 144A, 5.125%, 10/15/2024		400,000	387,680
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	204,688
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	51,025,200	2,494,565
			7,102,332
U.S. Government Sponsored Agency 0.4%
Tennessee Valley Authority, 4.25%, 9/15/2065		778,000	816,364
U.S. Treasury Obligations 6.2%
U.S. Treasury Bills:
0.495% ****, 6/1/2017 (f)		87,000	86,900
0.56% ****, 6/1/2017 (f)		156,000	155,821
0.59% ****, 8/10/2017 (f)		818,000	815,684
U.S. Treasury Bonds:
3.625%, 2/15/2044		170,000	189,417
5.375%, 2/15/2031		571,000	762,441
U.S. Treasury Notes:
0.75%, 10/31/2017 (g)		3,056,000	3,052,418
0.75%, 4/30/2018 (h)		6,000,000	5,976,798
2.25%, 2/15/2027		585,000	577,528
			11,617,007
Total Government & Agency Obligations (Cost $20,871,713)			21,304,020
Municipal Bonds and Notes 0.1%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018(Cost $142,644)		142,644	143,445
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $232,265)		234,338	235,416
		Shares	Value ($)
Exchange-Traded Funds 9.1%
iShares iBoxx $ High Yield Corporate Bond ETF		40,000	3,511,200
SPDR Bloomberg Barclays High Yield Bond ETF (a)		235,800	8,708,094
VanEck Vectors JPMorgan EM Local Currency Bond ETF		253,324	4,689,027
Total Exchange-Traded Funds (Cost $15,975,874)			16,908,321
Securities Lending Collateral 6.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (i) (j) (Cost $11,094,303)		11,094,303	11,094,303
Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 0.74% (i) (Cost $4,207,920)		4,207,920	4,207,920
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $180,207,367) †		105.9	197,364,567
Other Assets and Liabilities, Net		(5.9)	(11,001,209)
Net Assets		100.0	186,363,358

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
***	These securities are shown at their current rate as of March 31, 2017.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $180,691,162. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $16,673,405. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,846,122 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,172,717.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $10,822,467, which is 5.8% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued security.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	At March 31, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EM: Emerging Markets
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	6/15/2017	26	2,551,488	42,194
3 Month Euro Euribor Interest Rate Futures	EUR	3/19/2018	10	2,673,000	(282)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	3/19/2018	11	2,766,336	(1,664)
3 Month Euroyen Futures	JPY	3/19/2018	12	2,693,344	503
90 Day Eurodollar	USD	3/19/2018	10	2,458,625	2,600
90 Day Sterling Interest Rate Futures	GBP	3/21/2018	18	2,804,649	(1,435)
ASX 90 Day Bank Accepted Bills	AUD	3/8/2018	14	10,645,859	1,539
DAX Index	EUR	6/16/2017	11	3,617,105	102,800
Mini MSCI Emerging Market Index	USD	6/16/2017	115	5,528,050	(50,756)
Ultra Long U.S. Treasury Bond	USD	6/21/2017	73	11,725,625	(56,052)
Yen Denominated Nikkei Index	JPY	6/8/2017	41	3,491,242	(46,297)
Total net unrealized depreciation					(6,850)

At March 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/21/2017	139	17,314,188	(18,465)
S&P 500 E-Mini Index	USD	6/16/2017	60	7,077,600	37,496
U.S. Treasury Long Bond	USD	6/21/2017	16	2,413,500	9,967
Ultra 10 Year U.S. Treasury Note	USD	6/21/2017	5	669,453	(167)
Total net unrealized appreciation					28,831

At March 31, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation	Value ($)	Unrealized Appreciation ($)

6/20/2021	7,623,000	5.0%	Markit CDX North America High Yield Index	662,239	376,837

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At March 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/16/2020	17,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	207,020	212,798
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(18,189)	(10,712)
12/4/2015 12/4/2045	4,900,000	Fixed — 2.615%	Floating — 3-Month LIBOR	10,732	112,366
5/9/2016 5/9/2026	2,100,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(33,689)	(12,227)
7/13/2016 7/13/2046	3,400,000	Fixed — 2.22%	Floating — 3-Month LIBOR	307,273	307,273
12/21/2016 12/21/2046	2,940,000	Fixed — 2.25%	Floating — 3-Month LIBOR	26,774	541,500
Total net unrealized appreciation				1,150,998

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2017 is 1.15%.
As of March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,025,092	GBP	1,640,000	4/4/2017	29,665	Barclays Bank PLC
USD	5,230,103	JPY	597,000,000	4/13/2017	133,932	Barclays Bank PLC
USD	6,968,988	GBP	5,660,000	4/13/2017	123,895	Canadian Imperial Bank of Commerce
USD	4,974,370	JPY	558,000,000	4/13/2017	39,250	Goldman Sachs & Co.
USD	1,149,901	MXN	23,205,000	4/17/2017	87,021	Goldman Sachs & Co.
CAD	4,500,000	USD	3,446,955	5/2/2017	61,663	Barclays Bank PLC
EUR	8,800,000	USD	9,423,744	5/9/2017	21,050	Goldman Sachs & Co.
USD	3,728,062	AUD	4,900,000	6/8/2017	11,156	Societe Generale
USD	3,790,680	GBP	3,100,000	6/8/2017	99,155	Citigroup, Inc.
AUD	4,800,000	USD	3,676,108	6/28/2017	14,609	National Australia Bank Ltd.
EUR	4,600,000	USD	4,957,512	7/3/2017	28,997	Goldman Sachs & Co.
Total unrealized appreciation					650,393
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,640,000	USD	1,999,067	4/4/2017	(55,690)	Nomura International PLC
USD	10,586,070	EUR	9,900,000	4/12/2017	(21,102)	Canadian Imperial Bank of Commerce
EUR	4,250,000	USD	4,512,863	4/12/2017	(22,603)	Canadian Imperial Bank of Commerce
EUR	5,650,000	USD	5,960,044	4/12/2017	(69,458)	Barclays Bank PLC
GBP	5,660,000	USD	6,869,882	4/13/2017	(223,002)	Goldman Sachs & Co.
JPY	597,000,000	USD	5,156,554	4/13/2017	(207,481)	Canadian Imperial Bank of Commerce
JPY	558,000,000	USD	4,940,239	4/13/2017	(73,382)	Toronto-Dominion Bank
MXN	46,410,000	USD	2,324,813	4/17/2017	(149,030)	Canadian Imperial Bank of Commerce
MXN	23,205,000	USD	1,131,363	4/17/2017	(105,559)	Goldman Sachs & Co.
USD	806,933	EUR	750,000	4/21/2017	(6,228)	Goldman Sachs & Co.
EUR	750,000	USD	800,485	4/21/2017	(220)	Citigroup, Inc.
EUR	600,000	USD	636,483	4/25/2017	(4,198)	Morgan Stanley
USD	3,390,520	CAD	4,500,000	5/2/2017	(5,228)	Canadian Imperial Bank of Commerce
USD	4,309,640	EUR	4,000,000	5/9/2017	(35,688)	Canadian Imperial Bank of Commerce
USD	5,203,766	EUR	4,800,000	5/9/2017	(75,024)	Societe Generale
JPY	1,244,000,000	USD	10,918,794	6/6/2017	(281,030)	Citigroup, Inc.
AUD	4,900,000	USD	3,709,472	6/8/2017	(29,746)	Citigroup, Inc.
GBP	3,100,000	USD	3,873,971	6/8/2017	(15,863)	Morgan Stanley
USD	3,692,114	CAD	4,900,000	6/28/2017	(3,146)	Toronto-Dominion Bank
Total unrealized depreciation					(1,383,678)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,580,481	$—	$—	$14,580,481
Consumer Staples	7,728,466	—	—	7,728,466
Energy	7,057,529	—	75,131	7,132,660
Financials	20,256,373	464,878	—	20,721,251
Health Care	10,636,984	—	—	10,636,984
Industrials	12,943,107	119,563	—	13,062,670
Information Technology	18,938,104	129,599	—	19,067,703
Materials	2,609,632	67,451	7,453	2,684,536
Real Estate	2,691,203	128,755	—	2,819,958
Telecommunication Services	6,858,136	—	—	6,858,136
Utilities	6,968,171	—	—	6,968,171
Preferred Stock (l)	179,736	—	—	179,736
Rights	—	—	7,611	7,611
Warrants (l)	—	—	1,404	1,404
Fixed Income Investments (l)
Corporate Bonds	—	26,673,526	—	26,673,526
Asset-Backed	—	466,505	—	466,505
Mortgage-Backed Securities Pass-Throughs	—	40,275	—	40,275
Commercial Mortgage-Backed Securities	—	1,798,365	—	1,798,365
Collateralized Mortgage Obligations	—	2,042,704	—	2,042,704
Government & Agency Obligations	—	21,304,020	—	21,304,020
Municipal Bonds and Notes	—	143,445	—	143,445
Convertible Bond	—	—	235,416	235,416
Exchange-Traded Funds	16,908,321	—	—	16,908,321
Short-Term Investments (l)	15,302,223	—	—	15,302,223
Derivatives (m)
Futures Contracts	197,099	—	—	197,099
Credit Default Swap Contracts	—	376,837	—	376,837
Interest Rate Swap Contracts	—	1,173,937	—	1,173,937
Forward Foreign Currency Exchange Contracts	—	650,393	—	650,393
Total	$143,855,565	$55,580,253	$327,015	$199,762,833
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(175,118)	$—	$—	$(175,118)
Interest Rate Swap Contracts	—	(22,939)	—	(22,939)
Forward Foreign Currency Exchange Contracts	—	(1,383,678)	—	(1,383,678)
Total	$(175,118)	$(1,406,617)	$—	$(1,581,735)

As a result of the fair valuation model utilized by the Fund, certain international securities transferred from Level 2 to Level 1. During the period ended March 31, 2017, the amount of the transfers between Level 2 and Level 1 was $39,705,385.

During the period ended March 31, 2017, the amount of transfers between Level 2 and Level 3was $63,193. The investment was transferred from Level 2 to Level 3due to the security being delisted from trading pending acquisition.

Transfers between price levels are recognized at the beginning of the reporting year.

(l)	See Investment Portfolio for additional detailed categorizations.
(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 376,837	$ —
Equity Contracts	$ 43,243	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (733,285)
Interest Rate Contracts	$ (21,262)	$ 1,150,998	$ —

Investment Portfolio                                                       as of March 31, 2017 (Unaudited)

Deutsche Government & Agency Securities VIP

		Principal Amount ($) (a)	Value ($)
Mortgage-Backed Securities Pass-Throughs 76.9%
Federal Home Loan Mortgage Corp., 3.0%, 8/1/2044 (b)		6,200,000	6,142,843
Federal National Mortgage Association:
3.0%, 5/1/2044 (b)		300,000	297,375
3.5%, 3/1/2045		1,671,415	1,717,193
4.0%, with various maturities from 3/1/2042 until 4/1/2046		1,000,703	1,054,738
Government National Mortgage Association:
3.0%, 1/1/2045 (b)		4,900,000	4,942,875
3.5%, with various maturities from 4/15/2042 until 10/15/2046		4,778,222	4,972,300
4.0%, with various maturities from 9/20/2040 until 2/15/2047		4,403,927	4,683,794
4.5%, with various maturities from 6/20/2033 until 10/15/2041		3,492,146	3,767,820
4.55%, 1/15/2041		206,445	221,420
4.625%, 5/15/2041		101,396	108,922
5.0%, with various maturities from 12/15/2032 until 4/15/2042		3,451,120	3,800,813
5.5%, with various maturities from 1/15/2034 until 6/15/2042		2,943,457	3,272,044
6.0%, with various maturities from 5/20/2034 until 11/15/2039		3,810,707	4,288,640
6.5%, with various maturities from 9/15/2036 until 2/15/2039		404,509	460,419
7.0%, with various maturities from 2/20/2027 until 11/15/2038		106,775	110,331
7.5%, 10/20/2031		3,575	4,074
Total Mortgage-Backed Securities Pass-Throughs (Cost $39,929,461)			39,845,601
Asset-Backed 0.9%
Automobile Receivables 0.3%
AmeriCredit Automobile Receivables Trust, "A3", Series 2017-1, 1.87%, 8/18/2021		170,000	169,802
Credit Card Receivables 0.6%
Chase Issuance Trust, "A", Series 2017-A2, 1.291% *, 3/15/2024		300,000	300,727
Total Asset-Backed (Cost $469,994)			470,529
Collateralized Mortgage Obligations 16.9%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036		90,832	80,960
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025		33,874	838
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		542,661	26,967
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025		177,294	6,046
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025		266,223	13,093
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025		100,014	6,554
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027		82,940	6,830
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		891,675	84,805
"CZ", Series 4113, 3.0%, 9/15/2042		307,650	278,597
"PL", Series 4627, 3.0%, 10/15/2046		500,000	480,876
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025		413,694	24,099
"22", Series 243, Interest Only, 3.723% **, 6/15/2021		45,008	860
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		337,156	50,790
"C1", Series 329, Interest only, 4.0%, 12/15/2041		990,689	182,367
"UA", Series 4298, 4.0%, 2/15/2054		133,934	135,335
"C32", Series 303, Interest Only, 4.5%, 12/15/2042		1,028,100	220,795
"C28", Series 303, Interest only, 4.5%, 1/15/2043		1,230,506	268,360
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040		58,862	5,598
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043		428,494	100,591
"A", Series 172, Interest Only, 6.5%, 1/1/2024		9,415	1,418
"C22", Series 324, Interest Only, 6.5%, 4/15/2039		569,291	141,440
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026		87,245	5,171
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033		588,953	93,520
"Z", Series 2013-44, 3.0%, 5/25/2043		94,298	88,850
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024		72,607	1,318
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025		174,842	2,404
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043		1,275,845	249,718
"4", Series 406, Interest Only, 4.0%, 9/25/2040		239,794	48,100
"25", Series 351, Interest Only, 4.5%, 5/25/2019		34,045	1,075
"21", Series 334, Interest Only, 5.0%, 3/25/2018		6,042	84
"20", Series 334, Interest Only, 5.0%, 3/25/2018		9,470	132
''23", Series 339, Interest Only, 5.0%, 6/25/2018		13,875	220
"26", Series 381, Interest Only, 5.0%, 12/25/2020		15,965	860
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046		1,118,209	223,777
"30", Series 381, Interest Only, 5.5%, 11/25/2019		79,487	4,045
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024		1,839,037	135,773
"UI", Series 2010-126, Interest only, 5.5%, 10/25/2040		456,006	96,705
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044		594,144	148,166
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046		501,739	113,898
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040		100,232	6,178
"101", Series 383, Interest Only, 6.5%, 9/25/2022		414,632	47,237
"SA", Series G92-57, IOette, 76.747% **, 10/25/2022		16,450	23,269
Government National Mortgage Association:
"PB", Series 2012-90, 2.5%, 7/20/2042		515,988	455,436
"ZB", Series 2016-161, 3.0%, 11/20/2046		977,883	917,606
"JI", Series 2013-10, Interest only, 3.5%, 1/20/2043		572,804	95,296
"ID", Series 2013-70, Interest only, 3.5%, 5/20/2043		275,467	51,077
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029		535,828	54,420
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040		1,172,544	115,999
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		338,671	46,989
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018		36,996	943
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037		73,489	1,410
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038		1,251,588	134,787
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		264,408	43,616
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040		337,508	42,135
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		181,829	33,615
"GZ", Series 2005-24, 5.0%, 3/20/2035		609,649	687,996
"ZA", Series 2005-75, 5.0%, 10/16/2035		685,846	771,476
"MZ", Series 2009-98, 5.0%, 10/16/2039		1,230,652	1,435,269
"BS", Series 2011-93, Interest Only, 5.172% **, 7/16/2041		707,944	112,918
"SA", Series 2012-84, Interest Only, 5.322% **, 12/20/2038		667,117	56,320
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023		37,010	1,330
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033		388,471	75,358
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038		98,404	17,795
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042		232,554	53,735
"QA", Series 2007-57, Interest Only, 5.522% **, 10/20/2037		150,787	26,184
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038		153,345	25,793
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039		40,611	10,168
"SK", Series 2003-11, Interest Only, 6.772% **, 2/16/2033		258,240	40,857
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027		314,987	70,108
Total Collateralized Mortgage Obligations (Cost $8,057,547)			8,786,355
Commercial Mortgage-Backed Security 1.2%
FHLMC Multifamily Structured Pass-Through Certificates, "A2", Series K050, 3.334%, 8/25/2025 (Cost $597,399)		580,000	601,724
Corporate Bonds 2.9%
Financials
Bank of Montreal, 144A, 2.5%, 1/11/2022		500,000	501,139
National Australia Bank Ltd., 144A, 2.4%, 12/7/2021		1,000,000	994,929
Total Corporate Bonds (Cost $1,496,265)			1,496,068
Government & Agency Obligations 18.3%
Other Government Related (c) 1.2%
Province of New Brunswick Canada, 3.8%, 8/14/2045	CAD	800,000	633,010
Sovereign Bonds 5.6%
Government of Australia, Series 150, REG S, 3.0%, 3/21/2047	AUD	884,000	599,852
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	1,600,000	1,244,831
Kingdom of Norway, 144A, REG S, 1.75%, 2/17/2027	NOK	8,817,000	1,037,036
			2,881,719
U.S. Government Sponsored Agency 7.7%
Federal Home Loan Bank, 1.875%, 11/29/2021		4,000,000	3,985,272
U.S. Treasury Obligation 3.8%
U.S. Treasury Note, 0.75%, 10/31/2017 (d)		2,000,000	1,997,656
Total Government & Agency Obligations (Cost $9,554,669)			9,497,657
Short-Term U.S. Treasury Obligations 3.7%
U.S. Treasury Bills:
0.59% ***, 8/10/2017 (e)		880,000	877,509
0.946% ***, 3/1/2018		1,033,500	1,024,055
Total Short-Term U.S. Treasury Obligations (Cost $1,901,809)			1,901,564
		Shares	Value ($)
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 0.74% (f) (Cost $107,799)		107,799	107,799
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $62,114,943) †		121.0	62,707,297
Other Assets and Liabilities, Net		(21.0)	(10,894,917)
Net Assets		100.0	51,812,380

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
**	These securities are shown at their current rate as of March 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $62,114,943. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $592,354. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,308,900 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $716,546.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Canadian Government Bond	CAD	6/21/2017	12	1,239,117	4,482
10 Year U.S. Treasury Note	USD	6/21/2017	10	1,245,625	4,354
5 Year U.S. Treasury Note	USD	6/30/2017	40	4,709,063	19,841
Ultra 10 Year U.S. Treasury Note	USD	6/21/2017	3	401,672	887
Total unrealized appreciation					29,564

At March 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
Euro-BTP Italian Government Bond	EUR	6/8/2017	10	1,394,201	(2,954)
Euro-OAT French Government Bond	EUR	6/8/2017	8	1,254,898	(2,662)
Federal Republic of Germany Euro-Bund	EUR	6/8/2017	6	1,033,217	(9,082)
U.S. Treasury Long Bond	USD	6/21/2017	3	452,531	(2,701)
Ultra Long U.S. Treasury Bond	USD	6/21/2017	21	3,373,125	(42,274)
United Kingdom Long Gilt Bond	GBP	6/28/2017	8	1,278,760	(21,260)
Total unrealized depreciation					(80,933)

At March 31, 2017, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Currency	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

3/13/2017 3/13/2022	240,000,000	JPY	Fixed — 0.111%	Floating — 6-Month LIBOR	(969)	(969)
3/13/2017 3/13/2047	44,000,000	JPY	Floating — 6-Month LIBOR	Fixed — 0.895%	4,905	4,905
12/14/2016 12/14/2046	640,000	CAD	Fixed — 2.386%	Floating — 6-Month CDOR	(1,678)	(1,678)
3/15/2017 3/15/2027	200,000	USD	Fixed — 1.75%	Floating — 3-Month LIBOR	11,944	720
3/15/2017 3/15/2047	300,000	USD	Fixed — 2.25%	Floating — 3-Month LIBOR	28,908	1,928
9/16/2015 9/17/2017	7,500,000	USD	Fixed — 1.0%	Floating — 3-Month LIBOR	9,360	1,965
6/15/2016 6/15/2026	1,000,000	USD	Floating — 3-Month LIBOR	Fixed — 2.25%	(5,444)	(55,721)
Total net unrealized depreciation					(48,850)

CDOR: Canadian Dollar Offered Rate; 3-Month CDOR rate at March 31, 2017 is 0.94%.
LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2017 is 1.15%; 6-Month LIBOR rate at March 31, 2017 is 1.42%.
At March 31, 2017, open total return swap contracts were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Received	Pay/Receive Return of the Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

1/12/2041	457,391[1]	4.0%	Markit IOS INDEX FN30.400.10	(3,425)	—	(3,425)
1/12/2041	457,391[2]	4.0%	Markit IOS INDEX FN30.400.10	(3,425)	—	(3,425)
Total unrealized depreciation					(6,850)

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.
As of March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
JPY	59,182,900	AUD	700,000	6/8/2017	1,116	Canadian Imperial Bank of Commerce
USD	526,935	EUR	500,000	5/15/2017	7,582	Goldman Sachs & Co.
CAD	651,622	GBP	400,000	4/10/2017	11,206	Toronto Dominion Bank
AUD	700,000	JPY	60,124,050	6/8/2017	7,360	Australia & New Zealand Banking Group Ltd.
USD	544,365	JPY	60,700,000	5/8/2017	1,677	Canadian Imperial Bank of Commerce
CAD	910,714	USD	695,541	5/23/2017	10,215	Goldman Sachs & Co.
NOK	4,500,000	USD	536,742	5/15/2017	12,399	Barclays Bank PLC
NOK	8,864,000	USD	1,063,022	5/22/2017	30,107	Citigroup, Inc
NOK	4,400,000	USD	518,275	6/28/2017	5,345	Citigroup, Inc
NZD	1,810,000	USD	1,301,173	5/15/2017	33,875	Goldman Sachs & Co.
Total unrealized appreciation					120,882
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	400,000	CAD	658,660	4/10/2017	(5,913)	Canadian Imperial Bank of Commerce
USD	530,944	NOK	4,500,000	5/15/2017	(6,600)	Canadian Imperial Bank of Commerce
AUD	800,000	USD	604,676	5/22/2017	(5,938)	Canadian Imperial Bank of Commerce
EUR	500,000	USD	530,588	5/15/2017	(3,930)	JPMorgan Chase Securities, Inc.
JPY	60,700,000	USD	541,947	5/8/2017	(4,095)	Canadian Imperial Bank of Commerce
Total unrealized depreciation					(26,476)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Mortgage-Backed Securities Pass-Throughs	$—	$39,845,601	$—	$39,845,601
Asset-Backed	—	470,529	—	470,529
Collateralized Mortgage Obligations	—	8,786,355	—	8,786,355
Commercial Mortgage-Backed Security	—	601,724	—	601,724
Corporate Bonds	—	1,496,068	—	1,496,068
Government & Agency Obligations	—	9,497,657	—	9,497,657
Short-Term U.S. Treasury Obligations	—	1,901,564	—	1,901,564
Short-Term Investments	107,799	—	—	107,799
Derivatives (h)
Futures Contracts	29,564	—	—	29,564
Interest Rate Swap Contracts	—	9,518	—	9,518
Forward Foreign Currency Exchange Contracts	—	120,882	—	120,882
Total	$137,363	$62,729,898	$—	$62,867,261
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(80,933)	$—	$—	$(80,933)
Interest Rate Swap Contracts	—	(58,368)	—	(58,368)
Total Return Swap Contracts	—	(6,850)	—	(6,850)
Forward Foreign Currency Exchange Contracts	—	(26,476)	—	(26,476)
Total	$(80,933)	$(91,694)	$—	$(172,627)

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 94,406
Interest Rate Contracts	$ (51,369)	$ (48,850)	$ —
Total Return Swap Contracts	$ —	$ (6,850)	$ —

Investment Portfolio                                                                     as of March 31, 2017 (Unaudited)

Deutsche High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.3%
Consumer Discretionary 23.3%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		340,000	333,625
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024		240,000	242,400
Ally Financial, Inc., 5.75%, 11/20/2025		150,000	153,563
Altice Financing SA:
144A, 6.5%, 1/15/2022 (b)		200,000	209,598
144A, 7.5%, 5/15/2026		785,000	834,062
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		480,000	493,200
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		885,000	913,762
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		360,000	360,000
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023		160,000	170,400
Boyd Gaming Corp., 6.875%, 5/15/2023		140,000	150,850
Caleres, Inc., 6.25%, 8/15/2023		110,000	114,675
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023		200,000	208,000
144A, 9.5%, 12/15/2024		400,000	419,000
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		155,000	159,650
144A, 5.125%, 5/1/2027		345,000	346,725
144A, 5.5%, 5/1/2026		1,330,000	1,376,550
144A, 5.875%, 4/1/2024		235,000	247,925
144A, 5.875%, 5/1/2027		480,000	504,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		602,000	611,030
144A, 6.375%, 9/15/2020		483,000	497,490
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		250,000	253,750
Series B, 6.5%, 11/15/2022		365,000	379,600
Series A, 7.625%, 3/15/2020		110,000	109,175
CSC Holdings LLC:
5.25%, 6/1/2024		585,000	582,806
144A, 5.5%, 4/15/2027		755,000	767,269
144A, 10.125%, 1/15/2023		400,000	464,000
144A, 10.875%, 10/15/2025		275,000	330,687
Dana, Inc., 5.5%, 12/15/2024		180,000	182,250
DISH DBS Corp.:
5.875%, 7/15/2022		200,000	210,124
5.875%, 11/15/2024		200,000	210,050
6.75%, 6/1/2021		450,000	485,719
Dollar Tree, Inc., 5.25%, 3/1/2020		420,000	432,684
Eagle II Acquisition Co., LLC, 144A, 6.0%, 4/1/2025		145,000	149,350
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		645,000	657,094
5.25%, 4/15/2023 (b)		245,000	251,982
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		165,000	169,125
5.125%, 11/15/2023		165,000	172,013
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		455,000	458,412
144A, 5.25%, 12/15/2023		545,000	550,450
HD Supply, Inc., 144A, 5.75%, 4/15/2024		120,000	126,216
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		140,000	135,800
Lennar Corp.:
4.125%, 1/15/2022		275,000	276,977
4.75%, 11/15/2022		400,000	412,000
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		195,000	185,981
Mediacom Broadband LLC, 6.375%, 4/1/2023		225,000	235,688
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020		235,000	239,994
144A, 4.75%, 12/15/2021		160,000	162,400
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	158,488
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		110,000	109,175
Penske Automotive Group, Inc.:
5.375%, 12/1/2024		150,000	150,375
5.5%, 5/15/2026		225,000	220,500
Quebecor Media, Inc., 5.75%, 1/15/2023		205,000	213,713
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		70,000	71,225
Sally Holdings LLC, 5.625%, 12/1/2025		195,000	194,756
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		705,000	752,587
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		125,000	126,875
SFR Group SA, 144A, 7.375%, 5/1/2026		840,000	865,200
Sonic Automotive, Inc., 144A, 6.125%, 3/15/2027		130,000	130,163
Springs Industries, Inc., 6.25%, 6/1/2021		295,000	303,112
Suburban Propane Partners LP, 5.75%, 3/1/2025		145,000	142,825
Toll Brothers Finance Corp., 4.875%, 11/15/2025		520,000	523,900
TRI Pointe Group, Inc., 4.375%, 6/15/2019		145,000	148,263
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		445,000	462,751
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		955,000	960,969
Viacom, Inc.:
5.875%, 2/28/2057		85,000	86,700
6.25%, 2/28/2057		10,000	10,080
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		240,000	229,200
144A, 8.5%, 10/15/2022		205,000	212,688
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		200,000	201,000
144A, 5.5%, 8/15/2026		215,000	218,225
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		105,000	106,050
			23,536,921
Consumer Staples 2.3%
B&G Foods, Inc., 5.25%, 4/1/2025 (c)		445,000	448,894
Chobani LLC, 144A, 7.5%, 4/15/2025 (c)		50,000	51,187
Cott Beverages, Inc., 5.375%, 7/1/2022		445,000	453,900
FAGE International SA, 144A, 5.625%, 8/15/2026		420,000	421,050
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		496,000	513,360
JBS U.S.A. LUX SA, 144A, 5.75%, 6/15/2025		290,000	292,900
Post Holdings, Inc., 144A, 5.5%, 3/1/2025		130,000	130,650
			2,311,941
Energy 16.6%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024		170,000	172,550
Antero Resources Corp.:
5.125%, 12/1/2022		330,000	334,331
5.375%, 11/1/2021		250,000	256,772
5.625%, 6/1/2023		205,000	209,613
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		405,000	410,062
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		235,000	235,587
Cheniere Corpus Christi Holdings LLC:
144A, 5.875%, 3/31/2025		225,000	234,562
144A, 7.0%, 6/30/2024		650,000	715,812
Chesapeake Energy Corp., 144A, 8.0%, 1/15/2025 (b)		150,000	150,000
Continental Resources, Inc.:
3.8%, 6/1/2024		400,000	372,000
4.5%, 4/15/2023		350,000	340,592
5.0%, 9/15/2022		568,000	573,680
Crestwood Midstream Partners LP:
144A, 5.75%, 4/1/2025		170,000	173,613
6.25%, 4/1/2023		400,000	415,000
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024		340,000	342,006
EP Energy LLC:
144A, 8.0%, 11/29/2024		100,000	105,000
144A, 8.0%, 2/15/2025		195,000	181,350
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		85,000	82,450
144A, 6.375%, 5/15/2025		140,000	137,550
6.625%, 5/1/2023		95,000	96,069
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		295,000	276,562
144A, 5.75%, 10/1/2025		335,000	323,275
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		215,000	225,213
Laredo Petroleum, Inc.:
5.625%, 1/15/2022		100,000	99,750
6.25%, 3/15/2023 (b)		295,000	299,425
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		755,000	674,781
144A, 6.5%, 1/15/2025 (b)		324,000	324,000
Murphy Oil Corp., 6.875%, 8/15/2024		145,000	153,700
Newfield Exploration Co., 5.375%, 1/1/2026		655,000	684,082
Noble Holding International Ltd.:
7.7%, 4/1/2025		105,000	98,963
7.75%, 1/15/2024 (b)		435,000	417,600
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		55,000	55,138
6.875%, 3/15/2022		445,000	456,125
6.875%, 1/15/2023		80,000	81,400
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		75,000	75,750
144A, 5.375%, 1/15/2025		120,000	121,500
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		210,000	215,250
Peabody Securities Finance Corp.:
144A, 6.0%, 3/31/2022		30,000	29,831
144A, 6.375%, 3/31/2025		245,000	243,775
Petrobras Global Finance BV, 6.125%, 1/17/2022		47,000	49,327
Precision Drilling Corp., 144A, 7.75%, 12/15/2023		100,000	105,250
Range Resources Corp.:
4.875%, 5/15/2025		175,000	167,563
144A, 5.0%, 8/15/2022		350,000	346,500
144A, 5.875%, 7/1/2022		195,000	200,850
Rice Energy, Inc., 7.25%, 5/1/2023		250,000	266,250
Rowan Companies, Inc., 7.375%, 6/15/2025		150,000	150,750
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		85,000	84,575
Sunoco LP:
5.5%, 8/1/2020		130,000	131,300
6.375%, 4/1/2023		590,000	598,850
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		310,000	320,850
Tesoro Corp.:
144A, 4.75%, 12/15/2023		105,000	108,369
144A, 5.125%, 12/15/2026		245,000	257,005
Tesoro Logistics LP:
5.25%, 1/15/2025		365,000	381,425
6.375%, 5/1/2024		180,000	194,850
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		70,000	69,913
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		430,000	411,725
144A, 9.875%, 2/15/2024		655,000	758,162
Whiting Petroleum Corp.:
5.0%, 3/15/2019		165,000	164,588
5.75%, 3/15/2021 (b)		560,000	554,400
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		345,000	329,475
WPX Energy, Inc.:
5.25%, 9/15/2024		200,000	193,500
6.0%, 1/15/2022		100,000	101,750
7.5%, 8/1/2020		150,000	159,000
8.25%, 8/1/2023 (b)		295,000	328,187
			16,829,133
Financials 1.7%
Aircastle Ltd., 4.125%, 5/1/2024		180,000	180,225
CIT Group, Inc.:
5.0%, 8/15/2022		200,000	209,374
5.0%, 8/1/2023		200,000	208,500
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025 (c)		435,000	438,806
144A, 6.5%, 6/1/2026		385,000	401,363
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	111,300
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		220,000	226,600
			1,776,168
Health Care 6.0%
Alere, Inc., 144A, 6.375%, 7/1/2023		185,000	188,006
Endo Finance LLC, 144A, 5.75%, 1/15/2022		220,000	200,200
Endo Ltd.:
144A, 6.0%, 7/15/2023		195,000	170,625
144A, 6.0%, 2/1/2025		150,000	127,875
HCA, Inc.:
4.5%, 2/15/2027		1,020,000	1,020,000
4.75%, 5/1/2023		500,000	521,250
5.25%, 6/15/2026		385,000	405,212
5.875%, 2/15/2026		530,000	559,150
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		105,000	104,869
Hologic, Inc., 144A, 5.25%, 7/15/2022		90,000	94,388
LifePoint Health, Inc., 5.5%, 12/1/2021		125,000	129,688
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		80,000	80,100
144A, 5.625%, 10/15/2023 (b)		135,000	128,588
Tenet Healthcare Corp.:
4.631% **, 6/15/2020		180,000	180,900
144A, 7.5%, 1/1/2022		135,000	145,800
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020 (b)		365,000	326,675
144A, 5.875%, 5/15/2023		235,000	182,419
144A, 6.125%, 4/15/2025		405,000	311,850
144A, 6.5%, 3/15/2022		145,000	149,169
144A, 7.0%, 3/15/2024		350,000	359,187
144A, 7.5%, 7/15/2021		750,000	657,187
			6,043,138
Industrials 7.3%
Allegion PLC, 5.875%, 9/15/2023		85,000	90,738
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025		300,000	300,375
144A, 6.5%, 4/1/2027		380,000	378,811
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		240,000	234,600
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	362,100
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		315,000	308,306
144A, 6.0%, 10/15/2022		265,000	261,224
144A, 8.75%, 12/1/2021		63,000	68,985
Covanta Holding Corp.:
5.875%, 3/1/2024		220,000	223,300
5.875%, 7/1/2025		120,000	120,225
EnerSys, 144A, 5.0%, 4/30/2023		45,000	45,281
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		155,000	159,650
FTI Consulting, Inc., 6.0%, 11/15/2022		205,000	212,175
Garda World Security Corp., 144A, 7.25%, 11/15/2021		290,000	279,850
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		220,000	224,950
Koppers, Inc., 144A, 6.0%, 2/15/2025		295,000	304,587
Masonite International Corp., 144A, 5.625%, 3/15/2023		220,000	224,508
Moog, Inc., 144A, 5.25%, 12/1/2022		165,000	169,125
Novelis Corp.:
144A, 5.875%, 9/30/2026		615,000	628,069
144A, 6.25%, 8/15/2024		195,000	203,287
Oshkosh Corp., 5.375%, 3/1/2025		25,000	25,813
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		50,000	52,000
144A, 5.5%, 2/15/2024		335,000	348,400
Ply Gem Industries, Inc., 6.5% , 2/1/2022		506,000	527,371
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		25,000	27,406
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		130,000	132,925
Summit Materials LLC:
6.125%, 7/15/2023		275,000	280,500
8.5%, 4/15/2022		95,000	104,500
United Rentals North America, Inc.:
5.5%, 5/15/2027		170,000	171,700
5.875%, 9/15/2026		233,000	242,902
6.125%, 6/15/2023		25,000	26,125
Welbilt, Inc., 9.5%, 2/15/2024		93,000	107,182
WESCO Distribution, Inc., 5.375%, 6/15/2024		190,000	194,750
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023		85,000	88,400
ZF North America Capital, Inc., 144A, 4.75%, 4/29/2025		210,000	217,350
			7,347,470
Information Technology 4.1%
Cardtronics, Inc.:
5.125%, 8/1/2022		145,000	146,813
144A, 5.5%, 5/1/2025 (c)		255,000	257,869
CDW LLC, 5.0%, 9/1/2025		130,000	132,600
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		290,000	297,250
Diamond 1 Finance Corp.:
144A, 5.875%, 6/15/2021		150,000	157,700
144A, 7.125%, 6/15/2024		300,000	331,644
Entegris, Inc., 144A, 6.0%, 4/1/2022		160,000	167,000
First Data Corp., 144A, 7.0%, 12/1/2023		525,000	563,062
Gartner, Inc., 144A, 5.125%, 4/1/2025		85,000	86,594
Match Group, Inc., 6.375%, 6/1/2024		120,000	129,824
Micron Technology, Inc.:
5.5%, 2/1/2025		100,000	103,750
144A, 7.5%, 9/15/2023		390,000	435,337
Netflix, Inc.:
144A, 4.375%, 11/15/2026		250,000	245,625
5.875%, 2/15/2025		165,000	177,375
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	158,488
Symantec Corp., 144A, 5.0%, 4/15/2025		220,000	225,594
Western Digital Corp.:
144A, 7.375%, 4/1/2023		350,000	383,687
10.5%, 4/1/2024		168,000	198,030
			4,198,242
Materials 12.3%
AK Steel Corp.:
7.0%, 3/15/2027 (b)		865,000	861,211
7.5%, 7/15/2023		200,000	217,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		200,000	202,500
Anglo American Capital PLC, 144A, 4.875%, 5/14/2025		600,000	612,120
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		640,000	647,200
144A, 7.25%, 5/15/2024		290,000	310,300
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		150,000	153,750
Ball Corp., 4.375%, 12/15/2020		110,000	115,225
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		435,000	451,856
BWAY Holding Co., 144A, 5.5%, 4/15/2024 (c)		490,000	493,984
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	144,638
Chemours Co.:
6.625%, 5/15/2023		265,000	280,900
7.0%, 5/15/2025		80,000	86,120
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		175,000	173,250
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	150,000	156,020
144A, 5.75%, 5/15/2024		250,000	231,250
144A, 7.875%, 4/1/2021		500,000	533,750
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		330,000	306,075
3.875%, 3/15/2023		300,000	275,886
4.0%, 11/14/2021 (b)		250,000	241,250
144A, 6.875%, 2/15/2023		200,000	206,500
Hexion, Inc.:
6.625%, 4/15/2020		320,000	294,400
144A, 10.375%, 2/1/2022		55,000	54,863
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		45,000	47,700
144A, 7.625%, 1/15/2025		70,000	75,950
Huntsman International LLC, 4.25%, 4/1/2025	EUR	290,000	317,505
Kaiser Aluminum Corp., 5.875%, 5/15/2024		200,000	208,438
Mercer International, Inc., 144A, 6.5%, 2/1/2024		150,000	150,375
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		250,000	256,250
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022 (b)		230,000	238,625
144A, 10.375%, 5/1/2021		350,000	389,375
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		400,000	411,000
144A, 7.0%, 7/15/2024		45,000	48,178
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		115,000	119,815
144A, 5.125%, 12/1/2024		55,000	57,131
Teck Resources Ltd.:
3.75%, 2/1/2023		400,000	388,500
4.75%, 1/15/2022		159,000	164,199
6.125%, 10/1/2035		450,000	466,875
6.25%, 7/15/2041		450,000	466,875
Tronox Finance LLC:
6.375%, 8/15/2020		500,000	501,875
144A, 7.5%, 3/15/2022 (b)		245,000	253,575
United States Steel Corp., 144A, 8.375%, 7/1/2021		510,000	566,100
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		90,000	94,388
144A, 5.625%, 10/1/2024		170,000	179,138
			12,451,915
Real Estate 1.8%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		125,000	128,438
144A, (REIT), 5.375%, 3/15/2027		155,000	156,550
Equinix, Inc.:
(REIT), 5.375%, 5/15/2027		440,000	454,300
(REIT), 5.75%, 1/1/2025		170,000	179,775
(REIT), 5.875%, 1/15/2026		135,000	143,606
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		345,000	341,550
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		50,000	49,250
(REIT), 6.375%, 3/1/2024		235,000	252,625
VEREIT Operating Partnership LP, (REIT), 4.875%, 6/1/2026		85,000	88,506
			1,794,600
Telecommunication Services 10.1%
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021		295,000	313,405
Series W, 6.75%, 12/1/2023		250,000	260,625
Series Y, 7.5%, 4/1/2024 (b)		235,000	248,440
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		140,000	139,783
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	348,075
144A, 7.0%, 2/15/2020		200,000	192,204
Frontier Communications Corp.:
6.25%, 9/15/2021 (b)		140,000	130,200
7.125%, 1/15/2023		605,000	530,700
11.0%, 9/15/2025		430,000	418,175
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		230,000	253,575
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		452,000	479,120
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		620,000	675,800
7.0%, 8/15/2020		350,000	375,813
Sprint Corp.:
7.125%, 6/15/2024		1,345,000	1,435,787
7.625%, 2/15/2025 (b)		375,000	409,687
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		899,000	958,559
6.125%, 1/15/2022		110,000	116,188
6.375%, 3/1/2025		497,000	535,517
6.5%, 1/15/2026		15,000	16,425
Telesat Canada, 144A, 8.875%, 11/15/2024		180,000	197,100
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		195,000	201,581
Windstream Services LLC:
7.75%, 10/15/2020		450,000	456,750
7.75%, 10/1/2021 (b)		500,000	492,500
Zayo Group LLC:
144A, 5.75%, 1/15/2027		85,000	89,658
6.0%, 4/1/2023		530,000	559,812
6.375%, 5/15/2025		386,000	416,637
			10,252,116
Utilities 3.8%
AmeriGas Partners LP:
5.5%, 5/20/2025		325,000	322,562
5.75%, 5/20/2027		305,000	301,111
Calpine Corp.:
5.375%, 1/15/2023 (b)		240,000	242,112
5.75%, 1/15/2025 (b)		240,000	238,500
Dynegy, Inc.:
7.375%, 11/1/2022		415,000	410,850
7.625%, 11/1/2024 (b)		475,000	453,625
NGL Energy Partners LP, 5.125%, 7/15/2019		190,000	190,475
NRG Energy, Inc.:
6.25%, 7/15/2022		1,000,000	1,022,500
144A, 6.625%, 1/15/2027		110,000	109,725
7.25%, 5/15/2026		385,000	396,550
7.875%, 5/15/2021		20,000	20,550
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		95,000	97,138
			3,805,698
Total Corporate Bonds (Cost $88,046,751)			90,347,342
Government & Agency Obligation 1.1%
U.S. Treasury Obligation
U.S. Treasury Note, 0.75%, 10/31/2017 (d) (Cost $1,100,300)		1,100,000	1,098,711
Convertible Bonds 1.4%
Energy 0.0%
Chesapeake Energy Corp., 2.5%, 5/15/2037		1,000	985
Materials 1.4%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK)		1,453,183	1,459,868
Total Convertible Bonds (Cost $1,438,219)			1,460,853
		Shares	Value ($)
Common Stocks 0.1%
Industrials 0.0%
Quad Graphics, Inc.		249	6,285
Materials 0.1%
GEO Specialty Chemicals, Inc.*		144,027	55,551
GEO Specialty Chemicals, Inc. 144A*		2,206	851
			56,402
Total Common Stocks (Cost $292,151)			62,687
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $244,286)		1,100	9,084
Securities Lending Collateral 7.2%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (e) (f) (Cost $7,313,878)		7,313,878	7,313,878
Cash Equivalents 8.2%
Deutsche Central Cash Management Government Fund, 0.74% (e) (Cost $8,320,140)		8,320,140	8,320,140
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $106,755,725) †		107.3	108,612,695
Other Assets and Liabilities, Net		(7.3)	(7,432,874)
Net Assets		100.0	101,179,821

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
†	The cost for federal income tax purposes was $106,755,725. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $1,856,970. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,188,569 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,331,599.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $7,040,148, which is 7.0% of net assets.
(c)	When-issued security.
(d)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At March 31, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

12/20/2021	4,950,000	5.0%	Markit Dow Jones CDX North America High Yield Index	397,326	309,971	87,355
Bilateral Swaps
Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

3/20/2019	1,500,000[1]	5.0%	Sprint Communications, Inc., 7.0%, 8/15/2020, B	113,551	61,225	52,326

(g)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
Counterparties:
1	Goldman Sachs & Co.
As of March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	457,404	USD	497,807	4/28/2017	9,234	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$90,347,342	$—	$90,347,342
Government & Agency Obligation	—	1,098,711	—	1,098,711
Convertible Bonds	—	985	1,459,868	1,460,853
Common Stocks	6,285	—	56,402	62,687
Warrant	—	—	9,084	9,084
Short-Term Investments (i)	15,634,018	—	—	15,634,018
Derivatives (j)
Credit Default Swap Contracts	—	139,681	—	139,681
Forward Foreign Currency Exchange Contracts	—	9,234	—	9,234
Total	$15,640,303	$91,595,953	$1,525,354	$108,761,610

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2016	$1,459,104	$57,426	$4,994	$1,521,524
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(28,228)	(1,024)	4,090	(25,162)
Amortization premium/discount	2,246	—	—	2,246
Purchases	26,746	—	—	26,746
(Sales)	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of March 31, 2017	$1,459,868	$56,402	$9,084	$1,525,354
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2017	$(28,228)	$(1,024)	$4,090	$(25,162)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$56,402	Market Approach	EV/EBITDA Multiple	6.13%
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	20%
Warrants
Materials	$9,084	Black Scholes Option Pricing Model	Implied Volatility	27.0%
			Discount for Lack of Marketability	20%
Convertible Bonds
Materials	$1,459,868	Convertible Bond Methodology	EV/EBITDA Multiple	6.13%
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$ 139,681	$ —
Foreign Exchange Contracts	$ —	$ 9,234

Investment Portfolio                                                       as of March 31, 2017 (Unaudited)

Deutsche Large Cap Value VIP

(Effective May 1, 2017, the Fund will be renamed Deutsche CROCI® U.S. VIP)

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 17.4%
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp.	46,782	6,063,415
Household Durables 2.6%
D.R. Horton, Inc.	191,490	6,378,532
Media 7.7%
Time Warner, Inc.	61,931	6,051,278
Twenty-First Century Fox, Inc. "A"	196,204	6,355,048
Walt Disney Co.	54,370	6,165,014
		18,571,340
Multiline Retail 2.1%
Target Corp.	90,916	5,017,654
Textiles, Apparel & Luxury Goods 2.5%
Michael Kors Holdings Ltd.*	157,149	5,988,948
Consumer Staples 15.0%
Beverages 7.6%
Coca-Cola Co.	143,890	6,106,692
Dr. Pepper Snapple Group, Inc.	62,996	6,168,568
PepsiCo, Inc.	54,514	6,097,936
		18,373,196
Food & Staples Retailing 2.5%
Wal-Mart Stores, Inc.	83,132	5,992,154
Household Products 2.4%
Procter & Gamble Co.	65,138	5,852,649
Personal Products 2.5%
Estee Lauder Companies, Inc. "A"	70,802	6,003,302
Financials 2.3%
Banks
U.S. Bancorp.	108,504	5,587,956
Health Care 14.8%
Biotechnology 4.8%
Amgen, Inc.	34,328	5,632,195
Gilead Sciences, Inc.	86,115	5,848,931
		11,481,126
Health Care Equipment & Supplies 2.5%
Medtronic PLC	74,724	6,019,765
Pharmaceuticals 7.5%
Johnson & Johnson	49,974	6,224,262
Merck & Co., Inc.	91,396	5,807,302
Pfizer, Inc.	177,895	6,085,788
		18,117,352
Industrials 17.4%
Aerospace & Defense 7.4%
Northrop Grumman Corp.	24,643	5,861,091
Raytheon Co.	39,143	5,969,307
United Technologies Corp.	53,242	5,974,285
		17,804,683
Industrial Conglomerates 7.5%
3M Co.	32,329	6,185,508
General Electric Co.	196,656	5,860,349
Honeywell International, Inc.	48,073	6,002,875
		18,048,732
Machinery 2.5%
Illinois Tool Works, Inc.	45,796	6,066,596
Information Technology 25.3%
Communications Equipment 2.5%
Cisco Systems, Inc.	176,321	5,959,650
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp. "A"	85,560	6,089,305
IT Services 4.9%
Amdocs Ltd.	99,540	6,070,945
International Business Machines Corp.	33,066	5,758,113
		11,829,058
Semiconductors & Semiconductor Equipment 7.8%
KLA-Tencor Corp.	66,419	6,314,454
Lam Research Corp.	50,727	6,511,318
QUALCOMM, Inc.	105,242	6,034,576
		18,860,348
Software 5.0%
CA, Inc.	185,746	5,891,863
Oracle Corp.	141,102	6,294,561
		12,186,424
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	43,806	6,293,170
Materials 2.4%
Chemicals
LyondellBasell Industries NV "A"	63,383	5,779,896
Utilities 5.1%
Electric Utilities 2.5%
American Electric Power Co., Inc.	91,747	6,158,976
Multi-Utilities 2.6%
DTE Energy Co.	60,380	6,165,402
Total Common Stocks (Cost $228,638,411)		240,689,629
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 0.74% (a) (Cost $779,344)	779,344	779,344
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $229,417,755) †	100.0	241,468,973
Other Assets and Liabilities, Net	0.0	61,651
Net Assets	100.0	241,530,624

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $229,506,656. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $11,962,317. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,301,605 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,339,288.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$240,689,629	$—	$—	$240,689,629
Short-Term Investments	779,344	—	—	779,344
Total	$241,468,973	$—	$—	$241,468,973

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                     as of March 31, 2017 (Unaudited)

Deutsche Government Money Market VIP

	Principal Amount ($)	Value ($)
Government & Agency Obligations 61.2%
U.S. Government Sponsored Agencies 44.8%
Federal Farm Credit Bank:
0.609% *, 3/2/2018	1,000,000	1,000,000
0.75% **, 10/5/2017	1,500,000	1,494,234
0.862% *, 7/23/2018	1,500,000	1,499,917
0.871% *, 6/14/2017	1,000,000	1,000,369
0.898% *, 1/10/2019	500,000	500,628
0.913% *, 7/20/2018	1,200,000	1,200,000
1.022% *, 8/29/2017	2,000,000	2,000,640
1.062% *, 11/13/2018	1,500,000	1,500,000
1.086% *, 9/21/2017	500,000	500,000
Federal Home Loan Bank:
0.568% **, 4/5/2017	1,500,000	1,499,907
0.588% **, 5/12/2017	1,500,000	1,499,009
0.609% *, 2/2/2018	1,500,000	1,500,000
0.65% *, 5/4/2017	1,750,000	1,750,000
0.658% *, 2/9/2018	2,000,000	2,000,000
0.659% **, 5/23/2017	500,000	499,531
0.661% *, 8/14/2017	1,250,000	1,250,000
0.747% *, 8/22/2017	1,000,000	999,964
0.76% **, 11/2/2017	500,000	497,760
0.763% *, 7/18/2017	1,000,000	1,000,000
0.781% **, 5/3/2017	1,000,000	999,316
0.812% *, 1/23/2018	1,000,000	999,998
0.822% *, 3/8/2018	750,000	750,000
0.895% *, 5/30/2018	1,000,000	1,000,000
0.913% *, 5/18/2017	1,000,000	1,000,000
Federal Home Loan Mortgage Corp.:
0.487% **, 5/1/2017	1,000,000	999,600
0.507% **, 5/17/2017	1,000,000	999,361
0.535% *, 4/11/2017	1,500,000	1,500,000
0.687% *, 5/8/2017	1,500,000	1,500,000
0.7% **, 10/2/2017	1,500,000	1,494,710
0.754% *, 8/10/2018	500,000	500,000
0.781% **, 6/21/2017	5,000,000	4,991,337
0.788% *, 5/16/2017	1,200,000	1,200,000
0.806% *, 12/22/2017	750,000	750,000
0.85% *, 2/22/2018	1,000,000	1,000,000
0.862% **, 8/24/2017	1,250,000	1,245,720
0.862% **, 8/24/2017	1,750,000	1,744,009
1.072% *, 12/21/2017	4,500,000	4,500,000
Federal National Mortgage Association:
0.985% *, 1/11/2018	1,500,000	1,503,735
1.125% *, 4/27/2017	1,000,000	1,000,392
Financing Corp., 0.794% **, 10/6/2017	1,816,000	1,808,569
		54,678,706
U.S. Treasury Obligations 16.4%
U.S. Treasury Bills:
0.671% **, 8/24/2017	1,000,000	997,334
0.755% **, 4/27/2017	5,000,000	4,997,310
U.S. Treasury Floating Rate Notes:
0.856% *, 4/30/2017	4,000,000	3,999,675
0.859% *, 7/31/2017	2,500,000	2,499,464
0.972% *, 4/30/2018	2,500,000	2,500,068
1.054% *, 1/31/2018	2,500,000	2,500,778
U.S. Treasury Notes:
0.875% *, 8/15/2017	1,250,000	1,251,125
0.875% *, 10/15/2017	1,200,000	1,199,726
		19,945,480
Total Government & Agency Obligations (Cost $74,624,186)		74,624,186
Repurchase Agreements 38.5%
BNP Paribas, 0.79%, dated 3/31/2017, to be repurchased at $5,000,329 on 4/3/2017 (a)	5,000,000	5,000,000
Citigroup Global Markets, Inc., 0.79%, dated 3/31/2017, to be repurchased at $11,200,737 on 4/3/2017 (b)	11,200,000	11,200,000
Nomura Securities International, 0.82%, dated 3/31/2017, to be repurchased at $13,900,950 on 4/3/2017 (c)	13,900,000	13,900,000
Wells Fargo Bank, 0.81%, dated 3/31/2017, to be repurchased at $16,901,141 on 4/3/2017 (d)	16,900,000	16,900,000
Total Repurchase Agreements (Cost $47,000,000)		47,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $121,624,186) †	99.7	121,624,186
Other Assets and Liabilities, Net	0.3	361,585
Net Assets	100.0	121,985,771

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $121,624,186.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,020,200	U.S. Treasury Notes	1.625-2.25	11/30/2017-1/31/2021	5,099,274
1,700	U.S. Treasury STRIPS	Zero Coupon	11/15/2042	767
Total Collateral Value				5,100,041

(b)	Collateralized by $11,681,400 U.S. Treasury Note, 1.25%, maturing on 3/31/2021 with a value of $11,424,047.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
753,794	Federal Home Loan Mortgage Corp.	2.5-3.0	2/1/2032	756,736
2,425,427	Federal National Mortgage Association	3.19	3/1/2027	2,465,901
10,833,687	Government National Mortgage Association	3.0-6.5	3/15/2036-7/20/2046	10,955,363
Total Collateral Value				14,178,000

(d)	Collateralized by $15,684,074 Federal National Mortgage Association, 5%, maturing on 6/1/2039 with a value of $17,238,000.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$121,624,186	$—	$121,624,186
Total	$—	$121,624,186	$—	$121,624,186

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                                                           as of March 31, 2017 (Unaudited)

Deutsche Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 18.8%
Auto Components 2.4%
Gentherm, Inc.*	38,010	1,491,893
Tenneco, Inc.	24,482	1,528,166
		3,020,059
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.*	14,800	1,072,852
ServiceMaster Global Holdings, Inc.*	26,100	1,089,675
		2,162,527
Hotels, Restaurants & Leisure 3.3%
Hilton Grand Vacations, Inc.*	26,500	759,490
Jack in the Box, Inc.	16,552	1,683,670
Panera Bread Co. "A"*	6,468	1,693,775
		4,136,935
Household Durables 3.1%
Helen of Troy Ltd.*	11,200	1,055,040
iRobot Corp.*	29,393	1,944,053
Newell Brands, Inc.	16,958	799,909
		3,799,002
Leisure Products 1.0%
Polaris Industries, Inc. (a)	14,619	1,225,072
Media 1.4%
Cinemark Holdings, Inc.	39,218	1,738,926
Specialty Retail 4.2%
Burlington Stores, Inc.*	18,900	1,838,781
The Children's Place, Inc. (a)	15,941	1,913,717
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,069	1,445,831
		5,198,329
Textiles, Apparel & Luxury Goods 1.6%
Carter's, Inc.	12,586	1,130,223
Hanesbrands, Inc.	42,994	892,555
		2,022,778
Consumer Staples 3.2%
Food & Staples Retailing 1.0%
Casey's General Stores, Inc.	11,282	1,266,404
Food Products 1.0%
Hain Celestial Group, Inc.*	32,043	1,192,000
Household Products 1.2%
Spectrum Brands Holdings, Inc.	10,800	1,501,308
Energy 2.9%
Energy Equipment & Services 1.8%
Core Laboratories NV (a)	7,974	921,157
Dril-Quip, Inc.*	7,284	397,342
Patterson-UTI Energy, Inc.	37,400	907,698
		2,226,197
Oil, Gas & Consumable Fuels 1.1%
Diamondback Energy, Inc.*	10,820	1,122,196
Gulfport Energy Corp.*	13,830	237,738
		1,359,934
Financials 5.9%
Banks 4.3%
Chemical Financial Corp.	9,901	506,436
FCB Financial Holdings, Inc. "A"*	22,121	1,096,096
Pinnacle Financial Partners, Inc.	14,761	980,868
Signature Bank*	5,091	755,453
South State Corp.	10,513	939,337
SVB Financial Group*	5,741	1,068,343
		5,346,533
Capital Markets 1.6%
Lazard Ltd. "A"	23,866	1,097,597
Moelis & Co. "A"	22,802	877,877
		1,975,474
Health Care 18.1%
Biotechnology 6.6%
Acceleron Pharma, Inc.*	25,000	661,750
Alkermes PLC*	21,168	1,238,328
Bluebird Bio, Inc.* (a)	8,876	806,828
Clovis Oncology, Inc.*	6,700	426,589
Heron Therapeutics, Inc.* (a)	65,100	976,500
Ligand Pharmaceuticals, Inc.* (a)	14,109	1,493,297
Neurocrine Biosciences, Inc.*	14,801	640,883
Retrophin, Inc.*	87,925	1,623,096
TESARO, Inc.*	1,900	292,353
		8,159,624
Health Care Providers & Services 7.4%
BioScrip, Inc.*	590,100	1,003,170
Centene Corp.*	31,422	2,239,132
Kindred Healthcare, Inc.*	80,458	671,824
Molina Healthcare, Inc.*	26,781	1,221,213
Providence Service Corp.*	41,245	1,832,928
RadNet, Inc.*	107,600	634,840
Teladoc, Inc.* (a)	31,600	790,000
Tivity Health, Inc.*	26,800	779,880
		9,172,987
Life Sciences Tools & Services 1.4%
PAREXEL International Corp.*	18,053	1,139,325
VWR Corp.*	24,400	688,080
		1,827,405
Pharmaceuticals 2.7%
Avadel Pharmaceuticals PLC (ADR)*	140,644	1,361,434
Medicines Co.* (a)	23,000	1,124,700
Pacira Pharmaceuticals, Inc.*	18,683	851,945
		3,338,079
Industrials 17.2%
Aerospace & Defense 1.1%
HEICO Corp.	15,722	1,370,958
Airlines 0.8%
JetBlue Airways Corp.*	46,400	956,304
Building Products 3.0%
A.O. Smith Corp.	28,752	1,470,952
Fortune Brands Home & Security, Inc.	21,743	1,323,062
Gibraltar Industries, Inc.*	23,600	972,320
		3,766,334
Commercial Services & Supplies 0.6%
Advanced Disposal Services, Inc.*	34,500	779,700
Construction & Engineering 1.0%
Primoris Services Corp.	53,742	1,247,889
Electrical Equipment 2.0%
Acuity Brands, Inc.	5,162	1,053,048
AZZ, Inc.	22,843	1,359,159
		2,412,207
Machinery 6.0%
IDEX Corp.	12,700	1,187,577
John Bean Technologies Corp.	20,100	1,767,795
Middleby Corp.*	7,193	981,485
WABCO Holdings, Inc.*	15,722	1,846,077
Welbilt, Inc.*	87,100	1,709,773
		7,492,707
Marine 0.6%
Kirby Corp.*	10,100	712,555
Trading Companies & Distributors 2.1%
HD Supply Holdings, Inc.*	24,184	994,567
Rush Enterprises, Inc. "A"*	48,165	1,593,298
		2,587,865
Information Technology 21.8%
Electronic Equipment, Instruments & Components 5.4%
Belden, Inc.	14,100	975,579
Cognex Corp.	33,816	2,838,853
IPG Photonics Corp.*	17,990	2,171,393
Knowles Corp.* (a)	38,500	729,575
		6,715,400
Internet Software & Services 2.5%
CoStar Group, Inc.*	6,427	1,331,803
Five9, Inc.*	30,600	503,676
WebMD Health Corp.*	23,433	1,234,450
		3,069,929
IT Services 5.5%
Broadridge Financial Solutions, Inc.	23,570	1,601,582
Cardtronics PLC "A"*	27,908	1,304,699
Euronet Worldwide, Inc.*	13,000	1,111,760
MAXIMUS, Inc.	13,234	823,155
WEX, Inc.*	9,098	941,643
WNS Holdings Ltd. (ADR)*	34,828	996,429
		6,779,268
Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc.*	32,193	2,207,152
Advanced Micro Devices, Inc.*	34,100	496,155
Ambarella, Inc.* (a)	12,700	694,817
Cypress Semiconductor Corp.	54,400	748,544
Mellanox Technologies Ltd.* (a)	19,200	978,240
		5,124,908
Software 3.7%
Aspen Technology, Inc.*	29,883	1,760,706
Proofpoint, Inc.*	11,700	870,012
Tyler Technologies, Inc.*	12,931	1,998,616
		4,629,334
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc.*	30,100	763,035
Materials 7.3%
Chemicals 4.3%
Flotek Industries, Inc.* (a)	47,900	612,641
Huntsman Corp.	72,512	1,779,444
Minerals Technologies, Inc.	19,378	1,484,355
Trinseo SA	22,125	1,484,587
		5,361,027
Construction Materials 1.4%
Eagle Materials, Inc.	17,056	1,656,820
Metals & Mining 1.6%
Commercial Metals Co.	50,600	967,978
Pan American Silver Corp.	60,244	1,055,475
		2,023,453
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	38,875	929,113
SBA Communications Corp. *	6,155	740,877
Urban Edge Properties	40,000	1,052,000
		2,721,990
Total Common Stocks (Cost $86,273,070)		120,841,256
Convertible Preferred Stock 0.3%
Health Care
Providence Service Corp., 5.5% (Cost $283,300)	2,833	315,694
Securities Lending Collateral 8.4%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (b) (c) (Cost $10,410,840)	10,410,840	10,410,840
Cash Equivalents 2.0%
Deutsche Central Cash Management Government Fund, 0.74% (b) (Cost $2,524,129)	2,524,129	2,524,129
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $99,491,339) †	108.1	134,091,919
Other Assets and Liabilities, Net	(8.1)	(9,996,208)
Net Assets	100.0	124,095,711

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $100,104,671. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $33,987,248. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,987,838 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,000,590.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $10,166,214, which is 8.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$120,841,256	$—	$—	$120,841,256
Convertible Preferred Stock	—	—	315,694	315,694
Short-Term Investments (d)	12,934,969	—	—	12,934,969
Total	$133,776,225	$—	$315,694	$134,091,919

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                      as of March 31, 2017 (Unaudited)

Deutsche Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 97.3%
Consumer Discretionary 11.7%
Auto Components 4.2%
Cooper Tire & Rubber Co.	24,100	1,068,835
Standard Motor Products, Inc.	48,704	2,393,315
Visteon Corp.*	38,237	3,745,314
		7,207,464
Leisure Products 0.8%
Polaris Industries, Inc. (a)	15,849	1,328,146
Media 4.5%
AMC Entertainment Holdings, Inc. "A"	60,900	1,915,305
Scripps Networks Interactive, Inc. "A"	38,100	2,985,897
TEGNA, Inc.	104,467	2,676,444
		7,577,646
Specialty Retail 2.2%
Hibbett Sports, Inc.* (a)	54,784	1,616,128
Staples, Inc.	243,600	2,136,372
		3,752,500
Consumer Staples 6.9%
Food Products 4.4%
Conagra Brands, Inc.	71,328	2,877,371
Lamb Weston Holdings, Inc.	55,376	2,329,115
Pinnacle Foods, Inc.	38,100	2,204,847
		7,411,333
Household Products 2.5%
Central Garden & Pet Co.*	63,800	2,365,066
Energizer Holdings, Inc.	33,000	1,839,750
		4,204,816
Energy 5.8%
Energy Equipment & Services 1.3%
Oil States International, Inc.*	39,200	1,299,480
U.S. Silica Holdings, Inc.	18,139	870,491
		2,169,971
Oil, Gas & Consumable Fuels 4.5%
Cimarex Energy Co.	24,276	2,900,739
Matador Resources Co.*	102,915	2,448,348
Noble Energy, Inc.	69,000	2,369,460
		7,718,547
Financials 19.6%
Banks 9.1%
Capital Bank Financial Corp. "A"	53,649	2,328,367
Great Western Bancorp., Inc.	70,402	2,985,749
Hancock Holding Co.	34,116	1,553,984
KeyCorp	205,654	3,656,528
OFG Bancorp. (a)	226,482	2,672,487
Sterling Bancorp.	91,854	2,176,940
		15,374,055
Capital Markets 2.6%
Lazard Ltd. "A"	94,128	4,328,947
Consumer Finance 2.1%
Synchrony Financial	105,765	3,627,739
Insurance 4.2%
CNO Financial Group, Inc.	171,317	3,511,999
Reinsurance Group of America, Inc.	28,649	3,637,850
		7,149,849
Thrifts & Mortgage Finance 1.6%
Walker & Dunlop, Inc.*	64,531	2,690,297
Health Care 3.7%
Health Care Providers & Services 3.1%
Aceto Corp.	88,704	1,402,410
HealthSouth Corp.	52,835	2,261,867
MEDNAX, Inc.*	22,900	1,588,802
		5,253,079
Life Sciences Tools & Services 0.6%
PerkinElmer, Inc.	16,243	943,068
Industrials 17.5%
Air Freight & Logistics 0.1%
Forward Air Corp.	4,742	225,577
Commercial Services & Supplies 5.7%
Interface, Inc.	63,075	1,201,578
Pitney Bowes, Inc.	162,963	2,136,445
Steelcase, Inc. "A"	176,820	2,961,735
The Brink's Co.	63,733	3,406,529
		9,706,287
Construction & Engineering 1.1%
Aegion Corp.*	83,500	1,912,985
Electrical Equipment 0.9%
EnerSys	18,100	1,428,814
Industrial Conglomerates 0.3%
Carlisle Companies, Inc.	4,770	507,576
Machinery 6.6%
Douglas Dynamics, Inc.	40,600	1,244,390
Global Brass & Copper Holdings, Inc.	37,200	1,279,680
Hillenbrand, Inc.	76,967	2,759,267
Snap-on, Inc.	13,385	2,257,648
Stanley Black & Decker, Inc.	26,559	3,528,894
		11,069,879
Professional Services 0.5%
FTI Consulting, Inc.*	21,205	873,010
Trading Companies & Distributors 2.3%
AerCap Holdings NV*	84,858	3,900,922
Information Technology 12.3%
Communications Equipment 2.2%
Harris Corp.	32,835	3,653,550
Electronic Equipment, Instruments & Components 5.9%
Dolby Laboratories, Inc. "A"	39,358	2,062,753
Insight Enterprises, Inc.*	47,500	1,951,775
Keysight Technologies, Inc.*	86,852	3,138,831
Rogers Corp.*	32,235	2,768,020
		9,921,379
IT Services 1.8%
Convergys Corp.	89,560	1,894,194
NeuStar, Inc. "A"*	33,407	1,107,442
		3,001,636
Software 1.3%
Verint Systems, Inc.*	50,794	2,203,190
Technology Hardware, Storage & Peripherals 1.1%
NetApp, Inc.	46,601	1,950,252
Materials 5.3%
Chemicals 4.4%
Celanese Corp. "A"	31,429	2,823,896
CF Industries Holdings, Inc.	61,200	1,796,220
GCP Applied Technologies, Inc.*	28,859	942,246
Minerals Technologies, Inc.	24,800	1,899,680
		7,462,042
Containers & Packaging 0.9%
Owens-Illinois, Inc.*	72,700	1,481,626
Real Estate 9.3%
Equity Real Estate Investment Trusts (REITs)
Agree Realty Corp.	58,802	2,820,144
Easterly Government Properties, Inc.	67,491	1,335,647
Gaming and Leisure Properties, Inc.	99,721	3,332,676
Highwoods Properties, Inc.	24,400	1,198,772
Pebblebrook Hotel Trust	87,339	2,551,172
Physicians Realty Trust	132,908	2,640,882
STAG Industrial, Inc.	74,000	1,851,480
		15,730,773
Utilities 5.2%
Electric Utilities 1.9%
IDACORP, Inc.	38,283	3,175,958
Gas Utilities 1.3%
ONE Gas, Inc.	32,000	2,163,200
Multi-Utilities 2.0%
DTE Energy Co.	33,500	3,420,685
Total Common Stocks (Cost $137,850,381)		164,526,798
Securities Lending Collateral 2.0%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (b) (c) (Cost $3,389,570)	3,389,570	3,389,570
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.74% (b) (Cost $2,023,460)	2,023,460	2,023,460
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $143,263,411) †	100.5	169,939,828
Other Assets and Liabilities, Net	(0.5)	(830,509)
Net Assets	100.0	169,109,319

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $143,450,670. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $26,489,158. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,814,453 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,325,295.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $3,334,852, which is 2.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$164,526,798	$—	$—	$164,526,798
Short-Term Investments (d)	5,413,030	—	—	5,413,030
Total	$169,939,828	$—	$—	$169,939,828

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio                                                       as of March 31, 2017 (Unaudited)

Deutsche Unconstrained Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 24.0%
Consumer Discretionary 1.9%
Ally Financial, Inc., 5.75%, 11/20/2025		30,000	30,712
BMW U.S. Capital LLC, 144A, 3.3%, 4/6/2027 (b)		80,000	79,638
Charter Communications Operating LLC:
3.579%, 7/23/2020		20,000	20,573
4.908%, 7/23/2025		10,000	10,567
CVS Health Corp., 5.125%, 7/20/2045		30,000	33,099
General Motors Co., 6.6%, 4/1/2036		15,000	17,246
General Motors Financial Co., Inc., 3.2%, 7/6/2021		25,000	25,095
Nordstrom, Inc.:
4.0%, 3/15/2027		20,000	19,931
5.0%, 1/15/2044		35,000	33,120
The Gap, Inc., 5.95%, 4/12/2021 (c)		80,000	85,859
Time Warner, Inc., 3.8%, 2/15/2027		40,000	39,564
Viacom, Inc.:
5.875%, 2/28/2057		20,000	20,400
6.25%, 2/28/2057		20,000	20,160
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		20,000	20,401
			456,365
Consumer Staples 2.1%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		85,000	91,862
Estee Lauder Companies, Inc.:
3.15%, 3/15/2027		30,000	29,960
4.15%, 3/15/2047		40,000	40,091
Kraft Heinz Foods Co., 4.375%, 6/1/2046		200,000	187,681
Molson Coors Brewing Co., 4.2%, 7/15/2046		15,000	14,046
Philip Morris International, Inc.:
1.625%, 2/21/2019		55,000	54,805
2.0%, 2/21/2020		85,000	84,788
			503,233
Energy 7.1%
Anadarko Petroleum Corp., 4.85%, 3/15/2021		10,000	10,697
ConocoPhillips Co., 4.15%, 11/15/2034		60,000	59,975
Continental Resources, Inc., 5.0%, 9/15/2022		100,000	101,000
Enbridge, Inc., 5.5%, 12/1/2046		35,000	37,212
Energy Transfer Partners LP, 5.95%, 10/1/2043		10,000	10,354
Halliburton Co., 4.85%, 11/15/2035		10,000	10,559
Hess Corp., 5.6%, 2/15/2041		50,000	50,077
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		40,000	36,274
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		150,000	168,895
Marathon Oil Corp., 5.2%, 6/1/2045		70,000	69,001
Noble Holding International Ltd., 5.75%, 3/16/2018		10,000	10,150
Oasis Petroleum, Inc., 6.875%, 3/15/2022		50,000	51,250
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		200,000	214,480
Petrobras Global Finance BV, 6.125%, 1/17/2022		94,000	98,653
Petroleos Mexicanos, REG S, 3.75%, 2/21/2024	EUR	200,000	217,115
Plains All American Pipeline LP:
2.85%, 1/31/2023		25,000	23,965
4.3%, 1/31/2043		35,000	29,809
4.5%, 12/15/2026		50,000	50,988
Regency Energy Partners LP, 4.5%, 11/1/2023		20,000	20,522
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		290,000	317,985
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		20,000	19,414
Transcanada Trust, 5.3%, 3/15/2077		90,000	88,931
Valero Energy Partners LP, 4.375%, 12/15/2026		45,000	45,412
			1,742,718
Financials 4.6%
Akbank TAS, 144A, 5.0%, 10/24/2022		200,000	195,299
Ares Capital Corp., 3.625%, 1/19/2022		20,000	19,829
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		10,000	10,342
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	265,312
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	253,125
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		30,000	29,910
FS Investment Corp., 4.75%, 5/15/2022		40,000	40,909
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		20,000	19,933
Legg Mason, Inc., 5.625%, 1/15/2044		20,000	20,410
Loews Corp., 4.125%, 5/15/2043		20,000	19,188
Manulife Financial Corp., 4.061%, 2/24/2032		70,000	70,130
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,699
Morgan Stanley, 4.375%, 1/22/2047		35,000	35,025
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		20,000	21,689
Santander Holdings U.S.A., Inc., 144A, 3.7%, 3/28/2022		75,000	75,259
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		20,000	19,750
Voya Financial, Inc., 4.8%, 6/15/2046		15,000	14,826
			1,120,635
Health Care 1.7%
Abbott Laboratories:
2.9%, 11/30/2021		60,000	60,262
4.9%, 11/30/2046		60,000	62,152
AbbVie, Inc.:
4.45%, 5/14/2046		60,000	57,254
4.7%, 5/14/2045		5,000	4,987
Actavis Funding SCS, 4.75%, 3/15/2045		10,000	10,043
Bristol-Myers Squibb Co., 3.25%, 2/27/2027		75,000	74,802
Celgene Corp., 5.0%, 8/15/2045		10,000	10,467
Gilead Sciences, Inc., 4.15%, 3/1/2047		15,000	13,989
Mylan NV, 5.25%, 6/15/2046		25,000	25,601
Pfizer, Inc.:
4.0%, 12/15/2036		15,000	15,144
4.125%, 12/15/2046		5,000	4,997
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		39,000	37,137
Stryker Corp., 4.625%, 3/15/2046		10,000	10,283
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		15,000	15,214
4.2%, 1/15/2047		25,000	25,386
			427,718
Industrials 0.4%
FedEx Corp., 4.55%, 4/1/2046		15,000	14,989
Rockwell Collins, Inc., 4.35%, 4/15/2047 (b)		40,000	39,946
Roper Technologies, Inc., 3.8%, 12/15/2026		20,000	20,088
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		15,000	14,505
			89,528
Information Technology 1.8%
Broadcom Corp.:
144A, 3.0%, 1/15/2022		60,000	59,924
144A, 3.625%, 1/15/2024		65,000	65,479
CA, Inc., 3.6%, 8/15/2022		25,000	25,368
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		100,000	104,574
144A, 8.1%, 7/15/2036		20,000	25,117
Everett Spinco, Inc.:
144A, 4.25%, 4/15/2024		50,000	50,841
144A, 4.75%, 4/15/2027		55,000	56,094
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		30,000	29,712
5.75%, 12/1/2034		30,000	27,150
			444,259
Materials 1.5%
CF Industries, Inc., 144A, 4.5%, 12/1/2026		5,000	5,079
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		10,000	10,385
LYB International Finance II BV, 3.5%, 3/2/2027		40,000	39,255
Potash Corp. of Saskatchewan, Inc., 4.0%, 12/15/2026		30,000	30,713
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		295,000	293,982
			379,414
Real Estate 1.2%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023		40,000	38,995
(REIT), 5.95%, 12/15/2026		40,000	38,593
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		15,000	16,369
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		60,000	63,909
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		35,000	35,266
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028 (b)		35,000	34,549
(REIT), 4.95%, 4/1/2024		30,000	30,879
Select Income REIT, (REIT), 4.15%, 2/1/2022		30,000	30,277
			288,837
Telecommunication Services 1.5%
AT&T, Inc.:
3.4%, 5/15/2025		50,000	48,296
4.25%, 3/1/2027		69,000	69,764
4.5%, 5/15/2035		25,000	23,601
Telefonica Emisiones SAU, 5.213%, 3/8/2047		150,000	151,840
Verizon Communications, Inc.:
2.625%, 8/15/2026		80,000	73,051
4.672%, 3/15/2055		15,000	13,395
			379,947
Utilities 0.2%
Electricite de France SA, 144A, 4.75%, 10/13/2035		25,000	25,636
Great Plains Energy, Inc., 4.85%, 4/1/2047		20,000	20,503
Southern Power Co., Series F, 4.95%, 12/15/2046		7,000	6,921
			53,060
Total Corporate Bonds (Cost $5,817,412)			5,885,714
Asset-Backed 1.0%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		24,482	24,406
Miscellaneous 0.9%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		86,691	87,821
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		127,210	125,631
			213,452
Total Asset-Backed (Cost $243,271)			237,858
Commercial Mortgage-Backed Securities 4.7%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.23% **, 12/15/2040		235,705	235,499
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		110,000	113,873
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		502,641	494,055
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		170,000	170,233
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	129,593
Total Commercial Mortgage-Backed Securities (Cost $1,149,886)			1,143,253
Collateralized Mortgage Obligations 4.7%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 3.593% **, 2/25/2034		52,139	51,514
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.628% **, 12/25/2035		67,167	67,965
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		43,750	43,360
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.928% **, 9/25/2028		149,808	151,849
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		542,661	26,967
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		193,366	17,643
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		534,398	106,272
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		34,728	1,666
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		55,437	2,580
"JS", Series 3572, Interest Only, 5.888% ***, 9/15/2039		329,644	46,753
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		119,897	24,050
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		3,416	6
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		1,307,670	163,804
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		169,335	23,494
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		323,346	62,939
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		51,951	9,604
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		164,443	32,289
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		171,535	31,173
"AI", Series 2007-38, Interest Only, 5.532% ***, 6/16/2037		45,908	6,508
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		161,037	27,759
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 3.334% **, 4/25/2036		178,782	168,089
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 3.265% **, 10/25/2033		36,489	36,386
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 3.048% **, 12/25/2034		52,808	52,279
Total Collateralized Mortgage Obligations (Cost $911,707)			1,154,949
Government & Agency Obligations 38.6%
Other Government Related (d) 3.5%
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		400,000	406,496
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	205,250
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		250,000	250,025
			861,771
Sovereign Bonds 11.0%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	109,500
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	109,107
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		700,000	685,230
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	2,761,985	138,457
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	184
Republic of El Salvador, 144A, 8.625%, 2/28/2029		95,000	98,088
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	45,551
Republic of Portugal, 144A, 5.125%, 10/15/2024		100,000	96,920
Republic of Slovenia, 144A, 5.5%, 10/26/2022		100,000	112,337
Republic of Sri Lanka, 144A, 5.75%, 1/18/2022		500,000	513,021
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	16,345,600	799,118
			2,707,513
U.S. Treasury Obligations 24.1%
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		730,000	729,145
1.5%, 5/31/2019		232,600	233,609
1.625%, 12/31/2019		109,000	109,502
1.625%, 2/15/2026		5,000,000	4,700,975
1.625%, 5/15/2026		50,000	46,900
2.25%, 2/15/2027		80,000	78,978
			5,899,109
Total Government & Agency Obligations (Cost $9,540,258)			9,468,393
Short-Term U.S. Treasury Obligations 1.6%
U.S. Treasury Bills:
0.59% ****, 8/10/2017 (f)		15,000	14,958
0.56% ****, 6/1/2017 (f)		365,000	364,580
Total Short-Term U.S. Treasury Obligations (Cost $379,622)			379,538
Loan Participations and Assignments 3.6%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.897%, 5/20/2021		102,013	101,885
Calpine Corp., Term Loan B5, 3.9%, 1/15/2024		191,588	192,698
DaVita HealthCare Partners, Inc., Term Loan B, 3.732%, 6/24/2021		68,075	68,976
Level 3 Financing, Inc., Term Loan B, 3.31%, 2/2/2024		60,000	60,175
MacDermid, Inc., Term Loan, 4.982%, 6/7/2023		73,927	74,274
MEG Energy Corp., Term Loan B, 4.54%, 12/31/2023		29,600	29,654
NRG Energy, Inc., Term Loan B, 3.232%, 6/30/2023		114,871	115,497
Quebecor Media, Inc., Term Loan B1, 3.539%, 8/17/2020		86,850	87,212
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.57%, 4/1/2022		155,559	156,172
Total Loan Participations and Assignments (Cost $881,953)			886,543
Convertible Bond 0.6%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $133,226)		134,561	135,180
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		26	656
Materials 0.0%
GEO Specialty Chemicals, Inc.*		13,196	5,090
Total Common Stocks (Cost $19,933)			5,746
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $17,432)		85	702
Exchange-Traded Funds 10.6%
iShares iBoxx $ High Yield Corporate Bond ETF		15,000	1,316,700
SPDR Bloomberg Barclays High Yield Bond ETF (c)		35,000	1,292,550
Total Exchange-Traded Funds (Cost $2,514,600)			2,609,250
Securities Lending Collateral 5.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.63% (g) (h) (Cost $1,408,377)		1,408,377	1,408,377
Cash Equivalents 8.9%
Deutsche Central Cash Management Government Fund, 0.74% (g) (Cost $2,177,179)		2,177,179	2,177,179
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $25,194,856) †		104.0	25,492,682
Other Assets and Liabilities, Net		(4.0)	(978,971)
Net Assets		100.0	24,513,711

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2017.
***	These securities are shown at their current rate as of March 31, 2017.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $25,196,240. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $296,442. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $641,958 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $345,516.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2017 amounted to $1,376,226, which is 5.6% of net assets.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	At March 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
At March 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	6/15/2017	8	785,073	12,983
5 Year U.S. Treasury Note	USD	6/30/2017	3	353,180	(264)
Ultra 10 Year U.S. Treasury Note	USD	6/21/2017	7	937,234	204
Ultra Long U.S. Treasury Bond	USD	6/21/2017	26	4,176,250	(19,964)
Total net unrealized depreciation					(7,041)

At March 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year U.S. Treasury Note	USD	6/21/2017	15	1,868,438	(7,969)

At March 31, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

6/20/2021	2,772,000	5.0%	Markit CDX North America High Yield	240,815	103,631	137,184

(i)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At March 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/18/2017	3,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(5,909)	(6,664)
12/16/2015 9/16/2020	2,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	23,130	23,776
3/16/2016 3/16/2025	4,100,000	Fixed — 2.25%	Floating — 3-Month LIBOR	14,075	28,698
12/16/2015 9/16/2025	3,000,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(73,531)	(59,525)
12/16/2015 9/17/2035	200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(9,095)	(5,356)
12/16/2015 9/18/2045	500,000	Floating — 3-Month LIBOR	Fixed — 2.998%	32,183	16,763
7/13/2016 7/13/2046	1,500,000	Fixed — 2.22%	Floating — 3-Month LIBOR	135,562	135,562
12/21/2016 12/21/2046	1,300,000	Fixed — 2.25%	Floating — 3-Month LIBOR	118,448	239,439
Total net unrealized appreciation				372,693

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at March 31, 2017 is 1.15%.

As of March 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	368,682	MXN	7,440,000	4/17/2017	27,657	Goldman Sachs & Co.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	14,880,000	USD	745,383	4/17/2017	(47,296)	Canadian Imperial Bank of Commerce
MXN	7,440,000	USD	362,738	4/17/2017	(33,601)	Goldman Sachs & Co.
USD	268,978	EUR	250,000	4/21/2017	(2,027)	Goldman Sachs & Co.
EUR	250,000	USD	266,828	4/21/2017	(122)	Citigroup, Inc.
EUR	200,000	USD	212,161	4/25/2017	(1,438)	Morgan Stanley
Total unrealized depreciation					(84,484)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$5,885,714	$—	$5,885,714
Asset-Backed	—	237,858	—	237,858
Commercial Mortgage-Backed Securities	—	1,143,253	—	1,143,253
Collateralized Mortgage Obligations	—	1,154,949	—	1,154,949
Government & Agency Obligations	—	9,468,393	—	9,468,393
Short-Term U.S. Treasury Obligations	—	379,538	—	379,538
Loan Participations and Assignments	—	886,543	—	886,543
Convertible Bond	—	—	135,180	135,180
Common Stocks	656	—	5,090	5,746
Warrant	—	—	702	702
Exchange-Traded Funds	2,609,250	—	—	2,609,250
Short-Term Investments (j)	3,585,556	—	—	3,585,556
Derivatives (k)
Futures Contracts	13,187	—	—	13,187
Credit Default Swap Contracts	—	137,184	—	137,184
Interest Rate Swap Contracts	—	444,238	—	444,238
Forward Foreign Currency Exchange Contracts	—	27,657	—	27,657
Total	$6,208,649	$19,765,327	$140,972	$26,114,948
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(28,197)	$—	$—	$(28,197)
Interest Rate Swap Contracts	—	(71,545)	—	(71,545)
Forward Foreign Currency Exchange Contracts	—	(84,484)	—	(84,484)
Total	$(28,197)	$(156,029)	$—	$(184,226)

There have been no transfers between fair value measurement levels during the period ended March 31, 2017.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 137,184	$ —
Foreign Exchange Contracts	$ —	$ —	$ (56,827)
Interest Rate Contracts	$ (15,010)	$ 372,693	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 18, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 18, 2017